Sanford C. Bernstein Fund, Inc.

Overlay B Portfolio

Schedule of Investments

December 31, 2019 (unaudited)

	Principal Amount (000)		U.S. $ Value
INFLATION-LINKED SECURITIES - 27.9%
Japan - 1.6%
Japanese Government CPI Linked Bond
Series 21
0.10%, 3/10/26	JPY	778,100	$7,318,749
Series 22
0.10%, 3/10/27		642,460	6,069,534
Series 23
0.10%, 3/10/28		672,936	6,372,937

			19,761,220

United States - 26.3%
U.S. Treasury Inflation Index
0.125%, 4/15/20-7/15/26 (TIPS)	U.S.$	88,652	88,818,986
0.125%, 7/15/22 (TIPS) (a)		34,430	34,575,568
0.375%, 7/15/23-7/15/27 (TIPS)		33,189	33,772,711
0.375%, 7/15/25 (TIPS) (b)		25,161	25,672,513
0.50%, 1/15/28 (TIPS)		4,319	4,428,929
0.625%, 7/15/21 (TIPS) (a)		17,560	17,757,355
0.625%, 1/15/24-1/15/26 (TIPS)		35,031	35,927,728
0.75%, 7/15/28 (TIPS)		16,874	17,749,133
1.125%, 1/15/21 (TIPS)		4,770	4,813,287
1.25%, 7/15/20 (TIPS)		3,086	3,112,542
1.75%, 1/15/28 (TIPS)		5,491	6,163,995
2.00%, 1/15/26 (TIPS)		7,747	8,610,883
2.375%, 1/15/25-1/15/27 (TIPS)		26,592	30,387,013
2.50%, 1/15/29 (TIPS)		7,557	9,102,395
3.875%, 4/15/29 (TIPS)		6,645	8,865,538

			329,758,576

Total Inflation-Linked Securities (cost $343,946,585)			349,519,796

CORPORATES - INVESTMENT GRADE - 15.7%
Industrial - 8.3%
Basic - 0.9%
Alpek SAB de CV
4.25%, 9/18/29 (c)		478	487,560
Anglo American Capital PLC
3.75%, 4/10/22 (c)		200	205,618
4.875%, 5/14/25 (c)		200	219,748
Braskem Netherlands Finance BV
4.50%, 1/31/30 (c)		2,000	1,995,000
Celulosa Arauco y Constitucion SA
4.20%, 1/29/30 (c)		571	574,033
DuPont de Nemours, Inc.
4.205%, 11/15/23		825	882,362
4.493%, 11/15/25		825	908,713
Eastman Chemical Co.
3.80%, 3/15/25		276	291,130
Equate Petrochemical BV
3.00%, 3/03/22 (c)		625	628,711
Glencore Funding LLC
4.00%, 3/27/27 (c)		206	214,580
4.125%, 5/30/23 (c)		265	276,660

	Principal Amount (000)		U.S. $ Value
4.625%, 4/29/24 (c)	U.S.$	89	$95,056
Gold Fields Orogen Holdings BVI Ltd.
5.125%, 5/15/24 (c)		276	294,630
GUSAP III LP
4.25%, 1/21/30 (c)		905	924,232
Inversiones CMPC SA
4.375%, 4/04/27 (c)		935	985,841
Inversiones CMPC SA/Cayman Islands Branch
4.375%, 5/15/23 (c)		467	484,513
LyondellBasell Industries NV
5.75%, 4/15/24		685	773,605
SABIC Capital II BV
4.00%, 10/10/23 (c)		467	491,167
Suzano Austria GmbH
6.00%, 1/15/29		833	941,550

			11,674,709

Capital Goods - 0.4%
3M Co.
3.25%, 8/26/49		500	485,165
Embraer Netherlands Finance BV
5.40%, 2/01/27		725	816,984
General Electric Co.
0.875%, 5/17/25	EUR	1,845	2,080,484
United Technologies Corp.
3.95%, 8/16/25	U.S.$	849	926,421
Westinghouse Air Brake Technologies Corp.
4.40%, 3/15/24		210	223,093

			4,532,147

Communications - Media - 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital
4.908%, 7/23/25		1,220	1,344,660
5.05%, 3/30/29		450	509,589
5.75%, 4/01/48		150	175,380
Comcast Corp.
3.999%, 11/01/49		300	333,117
Cox Communications, Inc.
2.95%, 6/30/23 (c)		273	277,756
Fox Corp.
4.709%, 1/25/29 (c)		800	912,936
Time Warner Cable LLC
4.50%, 9/15/42		604	618,363
ViacomCBS, Inc.
3.375%, 2/15/28		715	732,968
3.70%, 6/01/28		72	75,468
4.00%, 1/15/26		90	96,534
4.20%, 6/01/29		206	224,404

			5,301,175

Communications - Telecommunications - 1.1%
AT&T, Inc.
3.40%, 5/15/25		2,435	2,553,560

	Principal Amount (000)		U.S. $ Value
3.60%, 7/15/25	U.S.$	1,100	$1,164,053
3.95%, 1/15/25		181	193,990
4.125%, 2/17/26		2,162	2,344,127
4.35%, 3/01/29		300	333,216
4.55%, 3/09/49		835	927,284
5.50%, 3/15/27 (c)	GBP	500	814,543
British Telecommunications PLC
9.625%, 12/15/30	U.S.$	388	596,449
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
4.738%, 3/20/25 (c)		1,345	1,426,346
Verizon Communications, Inc.
4.522%, 9/15/48		420	502,979
4.862%, 8/21/46		448	556,300
5.012%, 4/15/49		474	606,692
Vodafone Group PLC
3.75%, 1/16/24		1,841	1,945,016

			13,964,555

Consumer Cyclical - Automotive - 0.3%
Ford Motor Credit Co. LLC
4.063%, 11/01/24		325	331,870
General Motors Financial Co., Inc.
5.10%, 1/17/24		1,033	1,121,353
5.25%, 3/01/26		409	453,732
Volkswagen Bank GmbH
1.25%, 6/10/24 (c)	EUR	700	806,563
Volkswagen Leasing GmbH
2.625%, 1/15/24 (c)		370	449,842

			3,163,360

Consumer Cyclical - Entertainment - 0.1%
Carnival PLC
1.00%, 10/28/29		490	543,922

Consumer Cyclical - Other - 0.0%
Las Vegas Sands Corp.
3.50%, 8/18/26	U.S.$	313	323,792

Consumer Cyclical - Restaurants - 0.1%
Starbucks Corp.
4.50%, 11/15/48		704	814,338

Consumer Cyclical - Retailers - 0.0%
Lowe’s Cos., Inc.
4.55%, 4/05/49		285	335,625

Consumer Non-Cyclical - 2.1%
AbbVie, Inc.
2.95%, 11/21/26 (c)		905	920,213
4.875%, 11/14/48		491	566,428
Allergan Funding SCS
2.625%, 11/15/28	EUR	269	347,610
Altria Group, Inc.
1.70%, 6/15/25		935	1,089,849
AmerisourceBergen Corp.
4.30%, 12/15/47	U.S.$	240	248,633
Amgen, Inc.
4.663%, 6/15/51		435	512,104

	Principal Amount (000)		U.S. $ Value
Anheuser-Busch InBev Worldwide, Inc.
5.55%, 1/23/49	U.S.$	1,725	$2,241,275
BAT Capital Corp.
3.215%, 9/06/26		2,174	2,189,371
Baxalta, Inc.
3.60%, 6/23/22		66	67,547
Baxter International, Inc.
0.40%, 5/15/24	EUR	890	1,012,429
Becton Dickinson and Co.
3.734%, 12/15/24	U.S.$	159	168,866
Biogen, Inc.
4.05%, 9/15/25		663	721,410
Cigna Corp.
3.40%, 3/01/27 (c)		622	645,947
3.75%, 7/15/23		321	336,973
4.125%, 11/15/25		380	412,585
4.375%, 10/15/28		506	561,503
CVS Health Corp.
3.25%, 8/15/29		165	168,323
4.10%, 3/25/25		1,260	1,355,054
4.30%, 3/25/28		660	722,086
DH Europe Finance II SARL
0.45%, 3/18/28	EUR	422	467,810
Gilead Sciences, Inc.
2.55%, 9/01/20	U.S.$	612	614,515
Kraft Heinz Foods Co.
3.75%, 4/01/30 (c)		1,704	1,756,450
3.95%, 7/15/25		219	231,015
Laboratory Corp. of America Holdings
3.60%, 2/01/25		113	119,062
Medtronic Global Holdings SCA
0.25%, 7/02/25	EUR	132	148,492
Series 0000 0.375%, 3/07/23		150	170,160
Mylan NV
3.95%, 6/15/26	U.S.$	1,855	1,928,402
Reynolds American, Inc.
4.45%, 6/12/25		500	538,445
6.875%, 5/01/20		275	279,364
Shire Acquisitions Investments Ireland DAC
3.20%, 9/23/26		800	824,504
Sigma Alimentos SA de CV
4.125%, 5/02/26 (c)		207	216,056
Takeda Pharmaceutical Co., Ltd.
4.40%, 11/26/23		1,493	1,604,258
Tyson Foods, Inc.
3.95%, 8/15/24		760	812,714
4.00%, 3/01/26		363	393,032
Unilever PLC
1.50%, 7/22/26 (c)	GBP	635	848,716
Zimmer Biomet Holdings, Inc.
2.70%, 4/01/20	U.S.$	556	556,528
Zoetis, Inc.
3.45%, 11/13/20		263	265,956

			26,063,685

	Principal Amount (000)		U.S. $ Value
Energy - 1.7%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.
3.337%, 12/15/27	U.S.$	1,227	$1,280,227
4.08%, 12/15/47		790	812,128
BG Energy Capital PLC
5.125%, 12/01/25 (c)	GBP	449	720,361
Cenovus Energy, Inc.
3.00%, 8/15/22	U.S.$	54	54,721
Energy Transfer Operating LP
4.25%, 3/15/23		275	286,927
4.50%, 4/15/24		460	489,620
4.75%, 1/15/26		600	648,450
5.50%, 6/01/27		775	872,301
Energy Transfer Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23		195	206,164
Eni SpA
4.25%, 5/09/29 (c)		2,125	2,330,890
Enterprise Products Operating LLC
3.70%, 2/15/26		1,326	1,412,402
Hess Corp.
4.30%, 4/01/27		2,018	2,148,484
Husky Energy, Inc.
4.40%, 4/15/29		19	20,482
Marathon Oil Corp.
3.85%, 6/01/25		401	424,286
Newfield Exploration Co.
5.625%, 7/01/24		300	330,891
Noble Energy, Inc.
3.85%, 1/15/28		173	182,515
3.90%, 11/15/24		1,026	1,086,021
Occidental Petroleum Corp.
2.90%, 8/15/24		1,005	1,020,910
3.20%, 8/15/26		228	230,643
ONEOK, Inc.
4.00%, 7/13/27		313	332,315
4.35%, 3/15/29		393	426,770
4.55%, 7/15/28		573	629,882
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24		1,242	1,281,409
Sabine Pass Liquefaction LLC
5.00%, 3/15/27		601	662,626
5.625%, 3/01/25		223	250,692
Southern Star Central Corp.
5.125%, 7/15/22 (c)		412	416,058
Spectra Energy Partners LP
3.50%, 3/15/25		795	832,580
Sunoco Logistics Partners Operations LP
3.90%, 7/15/26		487	504,469
Tengizchevroil Finance Co. International Ltd.
4.00%, 8/15/26 (c)		363	381,150
TransCanada PipeLines Ltd.
9.875%, 1/01/21		252	270,885
Western Midstream Operating LP
4.50%, 3/01/28		325	316,895

	Principal Amount (000)		U.S. $ Value
4.75%, 8/15/28	U.S.$	220	$219,078
Williams Cos., Inc. (The)
4.125%, 11/15/20		575	581,888

			21,665,120

Other Industrial - 0.1%
Alfa SAB de CV
5.25%, 3/25/24 (c)		668	721,231

Services - 0.2%
eBay, Inc.
3.60%, 6/05/27		97	101,504
Expedia Group, Inc.
3.80%, 2/15/28		973	992,733
Global Payments, Inc.
4.00%, 6/01/23		458	482,278
IHS Markit Ltd.
3.625%, 5/01/24		220	229,134
S&P Global, Inc.
4.40%, 2/15/26		762	846,224

			2,651,873

Technology - 0.8%
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.625%, 1/15/24		339	351,095
3.875%, 1/15/27		1,188	1,234,201
Broadcom, Inc.
3.625%, 10/15/24 (c)		725	753,051
4.25%, 4/15/26 (c)		722	768,619
Dell International LLC/EMC Corp.
5.45%, 6/15/23 (c)		43	46,647
6.02%, 6/15/26 (c)		788	909,778
Fidelity National Information Services, Inc.
0.625%, 12/03/25	EUR	113	127,604
1.50%, 5/21/27		705	836,182
Fiserv, Inc.
1.125%, 7/01/27		526	607,372
Hewlett Packard Enterprise Co.
4.90%, 10/15/25	U.S.$	800	889,360
International Business Machines Corp.
0.375%, 1/31/23	EUR	390	442,192
KLA Corp.
4.65%, 11/01/24	U.S.$	765	843,466
Lam Research Corp.
2.80%, 6/15/21		405	409,848
Micron Technology, Inc.
4.975%, 2/06/26		387	429,907
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.875%, 6/18/26 (c)		336	355,895
Oracle Corp.
4.00%, 11/15/47		460	513,434
Seagate HDD Cayman
4.75%, 6/01/23-1/01/25		248	264,203
4.875%, 3/01/24		682	725,478

			10,508,332

	Principal Amount (000)		U.S. $ Value
Transportation - Railroads - 0.0%
Lima Metro Line 2 Finance Ltd.
4.35%, 4/05/36 (c)	U.S.$	422	$445,869

Transportation - Services - 0.1%
Adani Ports & Special Economic Zone Ltd.
3.95%, 1/19/22 (c)		1,245	1,273,013
4.00%, 7/30/27 (c)		245	248,139

			1,521,152

			104,230,885

Financial Institutions - 7.0%
Banking - 6.0%
ABN AMRO Bank NV
4.75%, 7/28/25 (c)		690	751,335
AIB Group PLC
4.263%, 4/10/25 (c)		1,005	1,064,285
4.75%, 10/12/23 (c)		200	215,044
American Express Co.
Series C
4.90%, 3/15/20 (d)		288	289,454
Australia & New Zealand Banking Group Ltd.
4.40%, 5/19/26 (c)		1,055	1,125,949
Banco Santander SA
3.50%, 4/11/22		800	821,184
5.179%, 11/19/25		1,800	2,021,958
Bank of America Corp.
Series DD
6.30%, 3/10/26 (d)		273	316,481
Series L
3.95%, 4/21/25		2,009	2,143,000
Series Z
6.50%, 10/23/24 (d)		538	610,694
Bank of Ireland Group PLC
4.50%, 11/25/23 (c)		724	771,617
Bank of Nova Scotia (The)
2.50%, 1/08/21		154	154,889
Banque Federative du Credit Mutuel SA
2.75%, 10/15/20 (c)		545	548,199
Barclays Bank PLC
6.86%, 6/15/32 (c)(d)		205	248,497
Barclays PLC
3.684%, 1/10/23		255	261,462
BBVA USA
2.875%, 6/29/22		1,935	1,962,767
5.50%, 4/01/20		549	553,430
BNP Paribas SA
2.375%, 5/21/20		518	518,824
4.375%, 9/28/25-5/12/26 (c)		1,981	2,130,548
BPCE SA
5.15%, 7/21/24 (c)		295	324,081
5.70%, 10/22/23 (c)		1,106	1,224,651

	Principal Amount (000)		U.S. $ Value
CaixaBank SA
2.375%, 2/01/24 (c)	EUR	600	$722,332
Capital One Financial Corp.
1.65%, 6/12/29		1,000	1,164,403
3.30%, 10/30/24	U.S.$	1,378	1,434,787
CIT Group, Inc.
5.25%, 3/07/25		565	625,111
Citigroup, Inc.
1.75%, 10/23/26	GBP	336	443,370
3.875%, 3/26/25	U.S.$	1,831	1,938,663
Citizens Bank NA/Providence RI
2.25%, 3/02/20		300	300,033
Commonwealth Bank of Australia
4.50%, 12/09/25 (c)		845	916,884
Commonwealth Bank of Australia/New York NY
Series G
2.30%, 3/12/20		250	250,188
Cooperatieve Rabobank UA
3.25%, 12/29/26 (c)(d)	EUR	600	673,821
3.95%, 11/09/22	U.S.$	285	297,891
4.375%, 8/04/25		1,197	1,300,744
Cooperatieve Rabobank UA/NY
2.25%, 1/14/20		299	299,012
Credit Agricole SA/London
2.75%, 6/10/20 (c)		553	554,997
3.375%, 1/10/22 (c)		355	363,403
Credit Suisse Group AG
2.125%, 9/12/25 (c)	GBP	610	821,217
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 8/08/25 (c)		615	856,102
3.80%, 6/09/23	U.S.$	810	848,338
4.55%, 4/17/26		528	586,228
Danske Bank A/S
3.244%, 12/20/25 (c)		1,023	1,034,785
3.875%, 9/12/23 (c)		742	770,033
5.375%, 1/12/24 (c)		700	767,088
Discover Bank
4.682%, 8/09/28		550	577,016
Goldman Sachs Group, Inc. (The)
3.75%, 5/22/25		246	261,136
4.25%, 1/29/26 (c)	GBP	439	657,472
5.75%, 1/24/22	U.S.$	2,629	2,820,680
HSBC Bank USA NA 4.875%, 8/24/20		530	538,813
HSBC Holdings PLC
4.25%, 3/14/24		936	994,471
4.292%, 9/12/26		761	823,775
4.75%, 7/04/29 (c)(d)	EUR	1,300	1,642,776
ING Bank NV 5.80%, 9/25/23 (c)	U.S.$	685	761,049
ING Groep NV
3.00%, 2/18/26 (c)	GBP	600	848,732
3.55%, 4/09/24	U.S.$	700	733,572
6.50%, 4/16/25 (d)		201	218,183
6.875%, 4/16/22 (c)(d)		835	892,615

	Principal Amount (000)		U.S. $ Value
Intesa Sanpaolo SpA
3.125%, 7/14/22 (c)	U.S.$	905	$914,249
3.375%, 1/12/23 (c)		600	608,298
5.017%, 6/26/24 (c)		400	418,712
Series E
3.928%, 9/15/26 (c)	EUR	29	37,102
JPMorgan Chase & Co.
2.295%, 8/15/21	U.S.$	127	127,323
3.22%, 3/01/25		1,235	1,280,114
Series FF
5.00%, 8/01/24 (d)		1,380	1,442,804
Series V
5.229% (LIBOR 3 Month + 3.32%), 4/01/20 (d)(e)		300	302,502
Series X
6.10%, 10/01/24 (d)		430	470,325
Series Z
5.30%, 5/01/20 (d)		124	125,159
KeyBank NA/Cleveland OH
2.25%, 3/16/20		550	550,335
Lloyds Banking Group PLC
4.50%, 11/04/24		296	316,966
4.582%, 12/10/25		1,856	2,012,739
Manufacturers & Traders Trust Co.
2.625%, 1/25/21		933	939,382
Morgan Stanley
3.737%, 4/24/24		593	619,584
5.00%, 11/24/25		600	675,966
Series G
1.75%, 3/11/24	EUR	600	714,956
3.70%, 10/23/24	U.S.$	1,075	1,141,725
4.35%, 9/08/26		1,065	1,164,652
MUFG Bank Ltd.
2.30%, 3/05/20 (c)		360	360,137
National Australia Bank Ltd./New York
Series G
2.625%, 7/23/20		250	251,028
Nationwide Building Society
4.00%, 9/14/26 (c)		1,615	1,686,980
Nordea Bank Abp
3.75%, 8/30/23 (c)		347	362,157
PNC Bank NA
2.60%, 7/21/20		250	250,625
Santander Holdings USA, Inc.
4.40%, 7/13/27		1,230	1,329,691
Santander UK Group Holdings PLC
4.796%, 11/15/24		233	251,125
Santander UK PLC
5.00%, 11/07/23 (c)		1,110	1,196,425
Societe Generale SA
4.25%, 8/19/26 (c)		462	487,036
Standard Chartered PLC
5.20%, 1/26/24 (c)		950	1,027,064

	Principal Amount (000)		U.S. $ Value
Truist Financial Corp.
2.625%, 6/29/20	U.S.$	466	$467,729
UBS AG/Stamford CT
7.625%, 8/17/22		280	314,941
UBS Group AG
4.125%, 9/24/25 (c)		697	758,405
7.00%, 1/31/24 (c)(d)		400	437,608
7.125%, 8/10/21 (c)(d)		545	577,700
UniCredit SpA
3.75%, 4/12/22 (c)		502	513,928
US Bancorp
Series J
5.30%, 4/15/27 (d)		513	564,582
Wells Fargo & Co.
3.069%, 1/24/23		953	972,565
3.75%, 1/24/24		622	657,846
4.125%, 8/15/23		1,680	1,783,253
Series E
2.625%, 8/16/22 (c)	EUR	211	252,726

			75,164,513

Finance - 0.2%
GE Capital International Funding Co. Unlimited Co.
3.373%, 11/15/25	U.S.$	552	574,880
4.418%, 11/15/35		207	221,043
Synchrony Financial
3.95%, 12/01/27		83	87,431
4.50%, 7/23/25		1,252	1,353,187

			2,236,541

Insurance - 0.5%
ASR Nederland NV
5.125%, 9/29/45 (c)	EUR	735	988,663
Assicurazioni Generali SpA
5.50%, 10/27/47 (c)		331	456,685
Aviva PLC
Series E
6.125%, 7/05/43 (c)		108	142,541
Caisse Nationale de Reassurance Mutuelle Agricole Groupama
6.00%, 1/23/27		300	428,690
Centene Corp.
4.25%, 12/15/27 (c)	U.S.$	303	312,036
4.625%, 12/15/29 (c)		365	384,378
Credit Agricole Assurances SA
4.75%, 9/27/48 (c)	EUR	700	966,765
Guardian Life Insurance Co. of America (The)
4.85%, 1/24/77 (c)	U.S.$	513	632,713
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen
3.25%, 5/26/49 (c)	EUR	800	1,048,556

	Principal Amount (000)		U.S. $ Value
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (c)	U.S.$	460	$784,595
New York Life Global Funding
1.95%, 2/11/20 (c)		301	300,994
Voya Financial, Inc.
5.65%, 5/15/53		751	799,102

			7,245,718

REITS - 0.3%
American Tower Corp.
3.50%, 1/31/23		525	544,047
Equinix, Inc.
2.875%, 3/15/24-2/01/26	EUR	548	637,043
Host Hotels & Resorts LP
Series D
3.75%, 10/15/23	U.S.$	25	26,181
SITE Centers Corp.
3.625%, 2/01/25		280	289,257
Welltower, Inc.
4.00%, 6/01/25		1,231	1,327,793
WPC Eurobond BV
2.125%, 4/15/27	EUR	601	713,357

			3,537,678

			88,184,450

Utility - 0.4%
Electric - 0.4%
Adani Transmission Ltd.
4.00%, 8/03/26 (c)	U.S.$	328	336,610
AES Corp./VA
4.00%, 3/15/21		541	549,602
Berkshire Hathaway Energy Co.
6.125%, 4/01/36		249	342,094
Enel Chile SA
4.875%, 6/12/28		756	839,632
Enel Finance International NV
2.65%, 9/10/24 (c)		1,151	1,155,305
Exelon Generation Co. LLC
2.95%, 1/15/20		778	778,187
Israel Electric Corp., Ltd.
Series 6
5.00%, 11/12/24 (c)		776	852,387

			4,853,817

Total Corporates - Investment Grade (cost $188,204,129)			197,269,152

GOVERNMENTS - TREASURIES - 14.8%
Austria - 0.5%
Republic of Austria Government Bond
0.50%, 2/20/29 (c)	EUR	1,230	1,440,439
0.75%, 10/20/26-2/20/28 (c)		3,545	4,239,300

			5,679,739

	Principal Amount (000)		U.S. $ Value
Belgium - 0.4%
Kingdom of Belgium Government Bond Series 74
0.80%, 6/22/25 (c)	EUR	3,380	$4,013,443
Series 87
0.90%, 6/22/29 (c)		570	688,575

			4,702,018

Finland - 0.1%
Finland Government Bond
0.50%, 9/15/29 (c)		1,191	1,394,833

France - 0.7%
French Republic Government Bond OAT
1.25%, 5/25/34 (c)		3,169	3,981,993
1.50%, 5/25/50 (c)		2,475	3,198,276
1.75%, 6/25/39 (c)		1,045	1,416,927
2.50%, 5/25/30 (c)		131	182,884

			8,780,080

Germany - 0.8%
Bundesrepublik Deutschland Bundesanleihe
1.00%, 8/15/24 (c)		48	57,768
1.25%, 8/15/48 (c)		2,635	3,706,304
Series 2007
4.25%, 7/04/39 (c)		3,279	6,618,658

			10,382,730

Ireland - 0.2%
Ireland Government Bond
1.00%, 5/15/26 (c)		1,772	2,128,155

Italy - 1.6%
Italy Buoni Poliennali Del Tesoro
0.95%, 3/01/23		2,920	3,347,094
1.35%, 4/15/22		2,745	3,167,744
1.85%, 5/15/24		690	819,792
2.45%, 9/01/33 (c)		810	989,359
3.35%, 3/01/35 (c)		3,828	5,133,276
3.85%, 9/01/49 (c)		1,859	2,705,182
4.50%, 5/01/23		2,595	3,316,549

			19,478,996

Japan - 1.6%
Japan Government Ten Year Bond
Series 356
0.10%, 9/20/29	JPY	354,950	3,306,453
Japan Government Thirty Year Bond
Series 30
2.30%, 3/20/39		37,900	481,526
Series 36
2.00%, 3/20/42		35,600	446,361
Series 62
0.50%, 3/20/49		245,700	2,319,830

	Principal Amount (000)		U.S. $ Value
Japan Government Twenty Year Bond
Series 128
1.90%, 6/20/31	JPY	169,750	$1,895,707
Series 143
1.60%, 3/20/33		176,850	1,950,794
Series 150
1.40%, 9/20/34		387,400	4,224,837
Series 158
0.50%, 9/20/36		252,400	2,439,259
Series 159
0.60%, 12/20/36		190,050	1,863,349
Series 169
0.30%, 6/20/39		71,900	665,393

			19,593,509

Malaysia - 0.9%
Malaysia Government Bond
Series 0114
4.181%, 7/15/24	MYR	3,163	803,604
Series 0117
3.882%, 3/10/22		6,236	1,552,137
Series 0119
3.906%, 7/15/26		3,673	929,733
Series 0217
4.059%, 9/30/24		3,177	804,004
Series 0218
3.757%, 4/20/23		5,745	1,430,855
Series 0219
3.885%, 8/15/29		11,879	3,038,410
Series 0310
4.498%, 4/15/30		4,736	1,255,551
Series 0313
3.48%, 3/15/23		2,640	651,884
Series 0316
3.90%, 11/30/26		3,432	867,273

			11,333,451

Mexico - 0.3%
Mexican Bonos
Series M 20
7.50%, 6/03/27	MXN	62,510	3,426,463

Netherlands - 1.7%
Netherlands Government Bond
Zero Coupon, 1/15/24 (c)	EUR	6,960	7,956,458
0.25%, 7/15/29 (c)		12,045	13,916,473

			21,872,931

Russia - 0.3%
Russian Federal Bond - OFZ
Series 6212
7.05%, 1/19/28	RUB	29,920	509,133
Series 6215
7.00%, 8/16/23		82,875	1,389,439
Series 6222
7.10%, 10/16/24		27,265	459,913

	Principal Amount (000)		U.S. $ Value
Series 6227
7.40%, 7/17/24	RUB	86,016	$1,463,206

			3,821,691

Spain - 0.4%
Spain Government Bond
1.95%, 4/30/26 (c)	EUR	1,362	1,705,158
2.35%, 7/30/33 (c)		1,096	1,486,927
2.90%, 10/31/46 (c)		437	669,369
4.20%, 1/31/37 (c)		1,015	1,737,948

			5,599,402

United Kingdom - 0.4%
United Kingdom Gilt
1.00%, 4/22/24 (c)	GBP	2,865	3,860,100
1.75%, 9/07/37 (c)		1,128	1,617,356

			5,477,456

United States - 4.9%
U.S. Treasury Bonds
2.25%, 8/15/46	U.S.$	854	831,849
2.50%, 2/15/45-5/15/46		3,313	3,389,820
2.875%, 8/15/45-5/15/49		5,432	5,971,797
3.00%, 11/15/44-2/15/49		3,039	3,420,720
3.125%, 8/15/44-5/15/48		3,574	4,078,127
3.375%, 11/15/48		1,885	2,279,966
3.50%, 2/15/39		188	225,629
3.625%, 8/15/43		1,873	2,301,250
4.375%, 11/15/39		5,290	7,088,600
4.50%, 2/15/36		2,328	3,090,784
5.50%, 8/15/28		2,520	3,243,712
6.25%, 5/15/30		1,454	2,046,018
U.S. Treasury Notes
1.375%, 5/31/21-8/31/26		3,126	3,084,108
1.625%, 8/31/22		4,120	4,123,219
1.75%, 11/30/21 (f)		8,919	8,945,478
2.125%, 12/31/22		1,275	1,294,324
2.25%, 8/15/27-8/15/49		980	975,050
2.50%, 12/31/20		3,291	3,318,254
2.75%, 2/15/28		2,236	2,383,786

			62,092,491

Total Governments - Treasuries (cost $179,175,609)			185,763,945

	Shares
INVESTMENT COMPANIES - 12.0%
Funds and Investment Trusts - 12.0% (g)
AB All Market Real Return Portfolio - Class Z (h)		4,948,193	43,049,282
iShares Core MSCI EAFE ETF		397,000	25,900,280
SPDR S&P 500 ETF Trust		232,335	74,779,343
SPDR S&P MidCap 400 ETF Trust		16,292	6,115,691

Total Investment Companies (cost $121,746,460)			149,844,596

	Principal Amount (000)		U.S. $ Value
MORTGAGE PASS-THROUGHS - 7.2%
Agency Fixed Rate 30-Year - 6.9%
Federal Home Loan Mortgage Corp.
Series 2019
3.50%, 6/01/49-11/01/49	U.S.$	8,175	$8,555,919
4.00%, 6/01/49		925	982,717
Federal Home Loan Mortgage Corp. Gold
Series 2016
4.00%, 2/01/46		1,217	1,305,425
Series 2017
4.00%, 7/01/44		940	1,006,719
Series 2018
4.00%, 11/01/48-12/01/48		2,681	2,842,055
4.50%, 3/01/48-11/01/48		2,115	2,264,760
5.00%, 11/01/48		614	666,375
Series 2019
4.50%, 2/01/49		1,053	1,129,614
Federal National Mortgage Association
Series 2007
5.50%, 8/01/37		210	236,747
Series 2010
4.00%, 12/01/40		557	596,730
Series 2012
3.50%, 2/01/42-1/01/43		5,362	5,655,468
Series 2013
3.50%, 3/01/43-4/01/43		2,587	2,730,442
4.00%, 10/01/43		1,536	1,643,023
Series 2014
5.50%, 9/01/41		733	825,086
Series 2015
3.00%, 5/01/45-8/01/45		1,999	2,048,837
Series 2017
3.50%, 1/01/47-1/01/48		4,050	4,205,394
Series 2018
3.50%, 2/01/48-4/01/48		19,010	19,767,974
4.00%, 8/01/48-12/01/48		6,783	7,184,367
4.50%, 9/01/48		4,973	5,321,022
Series 2019
3.50%, 10/01/49-11/01/49		6,797	7,084,261
4.00%, 6/01/49		1,565	1,662,175
Series 2020
3.50%, 1/01/50, TBA		2,532	2,604,993
3.50%, 1/01/50, TBA		3,090	3,179,079
Government National Mortgage Association
Series 2016
3.00%, 4/20/46-5/20/46		891	918,654
Series 2020
3.00%, 1/01/50, TBA		1,475	1,515,562

			85,933,398

Agency Fixed Rate 15-Year - 0.3%
Federal National Mortgage Association
Series 2013
2.50%, 3/01/28-6/01/28		76	76,766
Series 2014
2.50%, 9/01/29		239	242,125

	Principal Amount (000)		U.S. $ Value
Series 2016
2.50%, 11/01/31-1/01/32	U.S.	$ 3,702	$3,746,645
Series 2017
2.50%, 2/01/32		146	147,406

			4,212,942

Total Mortgage Pass-Throughs (cost $88,326,894)			90,146,340

COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.7%
Non-Agency Fixed Rate CMBS - 3.3%
CCUBS Commercial Mortgage Trust
Series 2017-C1, Class A4
3.544%, 11/15/50		615	654,440
CFCRE Commercial Mortgage Trust
Series 2016-C4, Class A4
3.283%, 5/10/58		1,250	1,299,524
CGRBS Commercial Mortgage Trust
Series 2013-VN05, Class A
3.369%, 3/13/35 (c)		2,120	2,191,130
Citigroup Commercial Mortgage Trust
Series 2015-GC27, Class A5
3.137%, 2/10/48		838	866,539
Series 2015-GC35, Class A4
3.818%, 11/10/48		525	563,356
Series 2016-C1, Class A4
3.209%, 5/10/49		1,411	1,470,534
Series 2016-GC36, Class A5
3.616%, 2/10/49		645	686,206
Series 2018-B2, Class A4
4.009%, 3/10/51		450	494,790
Commercial Mortgage Trust
Series 2010-C1, Class D
6.107%, 7/10/46 (c)		1,070	1,085,679
Series 2013-CR12, Class A4
4.046%, 10/10/46		500	527,680
Series 2014-UBS3, Class A4
3.819%, 6/10/47		570	603,775
Series 2014-UBS5, Class A4
3.838%, 9/10/47		990	1,043,191
Series 2015-CR24, Class A5
3.696%, 8/10/48		655	696,643
Series 2015-DC1, Class A5
3.35%, 2/10/48		1,005	1,046,635
Series 2015-LC21, Class XA
0.763%, 7/10/48 (i)		5,832	163,189
CSAIL Commercial Mortgage Trust
Series 2015-C2, Class A4
3.504%, 6/15/57		736	769,223
Series 2015-C3, Class A4
3.718%, 8/15/48		671	709,332
Series 2015-C4, Class A4
3.808%, 11/15/48		1,775	1,892,511
GS Mortgage Securities Trust
Series 2011-GC5, Class AS
5.209%, 8/10/44 (c)		650	674,181
Series 2011-GC5, Class D
5.39%, 8/10/44 (c)		755	751,264

	Principal Amount (000)		U.S. $ Value
Series 2013-G1, Class A1
2.059%, 4/10/31 (c)	U.S.$	203	$202,070
Series 2013-G1, Class A2
3.557%, 4/10/31 (c)		1,094	1,110,708
Series 2013-GC12, Class B
3.777%, 6/10/46		465	477,405
Series 2014-GC18, Class D
4.99%, 1/10/47 (c)		100	83,994
Series 2018-GS9, Class A4
3.992%, 3/10/51		1,640	1,798,205
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2011-C5, Class D
5.418%, 8/15/46 (c)		116	118,155
Series 2012-C6, Class E
5.157%, 5/15/45 (c)		375	360,405
Series 2012-C8, Class AS
3.424%, 10/15/45 (c)		1,400	1,432,510
Series 2012-CBX, Class E
5.132%, 6/15/45 (c)		305	293,453
JPMBB Commercial Mortgage Securities Trust
Series 2014-C21, Class A5
3.775%, 8/15/47		1,085	1,150,026
Series 2014-C22, Class XA
0.852%, 9/15/47 (i)		14,763	486,667
Series 2014-C26, Class AS
3.80%, 1/15/48		770	808,950
Series 2015-C30, Class A5
3.822%, 7/15/48		655	701,108
Series 2015-C31, Class A3
3.801%, 8/15/48		1,344	1,438,440
JPMCC Commercial Mortgage Securities Trust
Series 2017-JP7, Class XA
1.072%, 9/15/50 (i)		4,282	253,389
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class AJ
5.452%, 9/15/39		206	109,518
LSTAR Commercial Mortgage Trust
Series 2016-4, Class A2
2.579%, 3/10/49 (c)		1,327	1,314,639
Morgan Stanley Capital I Trust
Series 2005-IQ9, Class D
5.00%, 7/15/56 (j)(k)		99	99,537
Series 2011-C3, Class C
5.245%, 7/15/49 (c)		380	392,317
Series 2016-UB12, Class A4
3.596%, 12/15/49		1,005	1,070,598
UBS Commercial Mortgage Trust
Series 2018-C10, Class A4
4.313%, 5/15/51		1,220	1,371,394
Series 2018-C8, Class A4
3.983%, 2/15/51		1,020	1,118,258
Series 2018-C9, Class A4
4.117%, 3/15/51		1,690	1,871,913

	Principal Amount (000)		U.S. $ Value
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4, Class A5
2.85%, 12/10/45	U.S.$	2,030	$2,063,568
Wells Fargo Commercial Mortgage Trust
Series 2015-SG1, Class C
4.474%, 9/15/48		669	685,902
Series 2016-LC25, Class C
4.419%, 12/15/59		125	130,226
Series 2016-NXS6, Class C
4.313%, 11/15/49		750	793,574
Series 2018-C43, Class A4
4.012%, 3/15/51		450	493,985
WF-RBS Commercial Mortgage Trust
Series 2011-C3, Class C
5.335%, 3/15/44 (c)		410	421,015

			40,841,751

Non-Agency Floating Rate CMBS – 1.4%
Ashford Hospitality Trust
Series 2018-ASHF, Class A
2.64% (LIBOR 1 Month + 0.90%), 4/15/35 (c)(e)		826	821,989
Series 2018-KEYS, Class A
2.74% (LIBOR 1 Month + 1.00%), 5/15/35 (c)(e)		1,965	1,962,489
BAMLL Commercial Mortgage Securities Trust
Series 2017-SCH, Class AF
2.74% (LIBOR 1 Month + 1.00%), 11/15/33 (c)(e)		1,935	1,936,365
BFLD
Series 2019-DPLO, Class D
3.58% (LIBOR 1 Month + 1.84%), 10/15/34 (c)(e)		631	629,995
BHMS
Series 2018-ATLS, Class A
2.99% (LIBOR 1 Month + 1.25%), 7/15/35 (c)(e)		1,512	1,510,248
BHP Trust
Series 2019-BXHP, Class C
3.262% (LIBOR 1 Month + 1.52%), 8/15/36 (c)(e)		335	333,030
BX Commercial Mortgage Trust
Series 2019-IMC, Class A
2.74% (LIBOR 1 Month + 1.00%), 4/15/34 (c)(e)		712	712,604
BX Trust
Series 2018-EXCL, Class A
2.827% (LIBOR 1 Month + 1.09%), 9/15/37 (c)(e)		1,484	1,480,319
CLNY Trust
Series 2019-IKPR, Class D
3.765% (LIBOR 1 Month + 2.12%), 11/15/38 (c)(e)		915	906,431

	Principal Amount (000)		U.S. $ Value
DBWF Mortgage Trust
Series 2018-GLKS, Class A
2.794% (LIBOR 1 Month + 1.03%), 11/19/35 (c)(e)	U.S.$	1,631	$1,630,358
GS Mortgage Securities Corp. Trust
Series 2019-BOCA, Class A
2.94% (LIBOR 1 Month + 1.20%), 6/15/38 (c)(e)		751	750,309
Series 2019-SMP, Class A
2.89% (LIBOR 1 Month + 1.15%), 8/15/32 (c)(e)		820	820,046
Series 2019-SMP, Class D
3.69% (LIBOR 1 Month + 1.95%), 8/15/32 (c)(e)		230	230,434
Invitation Homes Trust
Series 2018-SFR4, Class A
2.837% (LIBOR 1 Month + 1.10%), 1/17/38 (c)(e)		880	885,374
Morgan Stanley Capital I Trust
Series 2015-XLF2, Class SNMA
3.69% (LIBOR 1 Month + 1.95%), 11/15/26 (e)(l)		246	245,051
Natixis Commercial Mortgage Securities Trust
Series 2018-850T, Class A
2.523% (LIBOR 1 Month + 0.78%), 7/15/33 (c)(e)		610	608,466
Series 2019-MILE, Class A
3.24% (LIBOR 1 Month + 1.50%), 7/15/36 (c)(e)		372	372,333
Starwood Retail Property Trust
Series 2014-STAR, Class A
3.21% (LIBOR 1 Month + 1.22%), 11/15/27 (c)(e)		1,909	1,902,752

			17,738,593

Total Commercial Mortgage-Backed Securities (cost $57,760,391)			58,580,344

COLLATERALIZED MORTGAGE OBLIGATIONS - 4.1%
Risk Share Floating Rate - 3.6%
Bellemeade Re Ltd.
Series 2018-2A, Class M1B
3.142% (LIBOR 1 Month + 1.35%), 8/25/28 (c)(e)		680	682,129
Series 2018-3A, Class M1B
3.642% (LIBOR 1 Month + 1.85%), 10/25/28 (c)(e)		660	661,251
Series 2019-1A, Class M1B
3.542% (LIBOR 1 Month + 1.75%), 3/25/29 (c)(e)		524	523,260
Series 2019-2A, Class M1C
3.792% (LIBOR 1 Month + 2.00%), 4/25/29 (c)(e)		829	829,848
Series 2019-3A, Class M1B

	Principal Amount (000)		U.S. $ Value
3.392% (LIBOR 1 Month + 1.60%), 7/25/29 (c)(e)	U.S.$	1,011	$1,011,872
Series 2019-3A, Class M1C
3.742% (LIBOR 1 Month + 1.95%), 7/25/29 (c)(e)		441	441,778
Series 2019-4A, Class M1B
3.792% (LIBOR 1 Month + 2.00%), 10/25/29 (c)(e)		910	909,520
Series 2019-4A, Class M1C
4.292% (LIBOR 1 Month + 2.50%), 10/25/29 (c)(e)		235	235,889
Series 2019-4A, Class M2
4.642% (LIBOR 1 Month + 2.85%), 10/25/29 (c)(e)		330	332,718
Connecticut Avenue Securities Trust
Series 2018-R07, Class 1M2
4.192% (LIBOR 1 Month + 2.40%), 4/25/31 (c)(e)		600	606,700
Series 2019-R02, Class 1M2
4.092% (LIBOR 1 Month + 2.30%), 8/25/31 (c)(e)		708	714,469
Series 2019-R03, Class 1M2
3.942% (LIBOR 1 Month + 2.15%), 9/25/31 (c)(e)		434	437,618
Series 2019-R04, Class 2M2
3.892% (LIBOR 1 Month + 2.10%), 6/25/39 (c)(e)		666	670,422
Series 2019-R05, Class 1M2
3.792% (LIBOR 1 Month + 2.00%), 7/25/39 (c)(e)		755	758,485
Series 2019-R06, Class 2M2
3.892% (LIBOR 1 Month + 2.10%), 9/25/39 (c)(e)		1,082	1,091,952
Series 2019-R07, Class 1M2
3.892% (LIBOR 1 Month + 2.10%), 10/25/39 (c)(e)		1,475	1,488,858
Eagle RE Ltd.
Series 2018-1, Class M1
3.492% (LIBOR 1 Month + 1.70%), 11/25/28 (c)(e)		584	585,223
Eagle Re Ltd.
Series 2018-1, Class M2
4.792% (LIBOR 1 Month + 3.00%), 11/25/28 (c)(e)		295	298,582
Federal Home Loan Mortgage Corp.
Series 2019-DNA3, Class M2
3.842% (LIBOR 1 Month + 2.05%), 7/25/49 (c)(e)		201	202,331
Series 2019-DNA4, Class M2
3.658% (LIBOR 1 Month + 1.95%), 10/25/49 (c)(e)		1,130	1,131,637
Series 2019-FTR2, Class M2
3.942% (LIBOR 1 Month + 2.15%), 11/25/48 (c)(e)		482	482,939

	Principal Amount (000)		U.S. $ Value
Series 2019-HQA3, Class M2
3.642% (LIBOR 1 Month + 1.85%), 9/25/49 (c)(e)	U.S.$	275	$275,027
Series 2019-HQA4, Class M1
2.562% (LIBOR 1 Month + 0.77%), 11/25/49 (c)(e)		900	900,143
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2013-DN2, Class M2
6.042% (LIBOR 1 Month + 4.25%), 11/25/23 (e)		948	1,021,728
Series 2014-HQ3, Class M3
6.542% (LIBOR 1 Month + 4.75%), 10/25/24 (e)		592	627,141
Series 2015-DNA1, Class M2
3.642% (LIBOR 1 Month + 1.85%), 10/25/27 (e)		165	165,640
Series 2015-DNA2, Class M2
4.392% (LIBOR 1 Month + 2.60%), 12/25/27 (e)		173	173,019
Series 2015-DNA3, Class M3
6.492% (LIBOR 1 Month + 4.70%), 4/25/28 (e)		308	340,700
Series 2015-HQA1, Class M2
4.442% (LIBOR 1 Month + 2.65%), 3/25/28 (e)		104	104,622
Series 2015-HQA2, Class M3
6.592% (LIBOR 1 Month + 4.80%), 5/25/28 (e)		539	581,437
Series 2016-DNA1, Class M2
4.692% (LIBOR 1 Month + 2.90%), 7/25/28 (e)		93	93,058
Series 2016-DNA1, Class M3
7.342% (LIBOR 1 Month + 5.55%), 7/25/28 (e)		318	350,578
Series 2016-DNA2, Class M3
6.442% (LIBOR 1 Month + 4.65%), 10/25/28 (e)		786	846,047
Series 2016-DNA3, Class M2
3.792% (LIBOR 1 Month + 2.00%), 12/25/28 (e)		42	41,919
Series 2016-DNA4, Class M2
3.092% (LIBOR 1 Month + 1.30%), 3/25/29 (e)		128	128,410
Series 2016-HQA1, Class M3
8.142% (LIBOR 1 Month + 6.35%), 9/25/28 (e)		386	424,763
Series 2017-DNA1, Class M2
5.042% (LIBOR 1 Month + 3.25%), 7/25/29 (e)		265	278,510
Series 2017-DNA2, Class M2
5.242% (LIBOR 1 Month + 3.45%), 10/25/29 (e)		434	461,867

	Principal Amount (000)		U.S. $ Value
Series 2017-DNA3, Class M2
4.292% (LIBOR 1 Month + 2.50%), 3/25/30 (e)	U.S.$	630	$644,742
Series 2017-HQA2, Class M2
4.442% (LIBOR 1 Month + 2.65%), 12/25/29 (e)		250	256,881
Federal National Mortgage Association Connecticut Avenue Securities
Series 2014-C03, Class 1M2
4.792% (LIBOR 1 Month + 3.00%), 7/25/24 (e)		379	398,405
Series 2014-C04, Class 1M2
6.692% (LIBOR 1 Month + 4.90%), 11/25/24 (e)		935	1,026,395
Series 2014-C04, Class 2M2
6.792% (LIBOR 1 Month + 5.00%), 11/25/24 (e)		634	684,684
Series 2015-C01, Class 1M2
6.092% (LIBOR 1 Month + 4.30%), 2/25/25 (e)		1,273	1,355,675
Series 2015-C01, Class 2M2
6.342% (LIBOR 1 Month + 4.55%), 2/25/25 (e)		419	435,463
Series 2015-C02, Class 1M2
5.792% (LIBOR 1 Month + 4.00%), 5/25/25 (e)		728	772,112
Series 2015-C02, Class 2M2
5.792% (LIBOR 1 Month + 4.00%), 5/25/25 (e)		852	882,996
Series 2015-C03, Class 1M2
6.792% (LIBOR 1 Month + 5.00%), 7/25/25 (e)		953	1,037,690
Series 2015-C03, Class 2M2
6.792% (LIBOR 1 Month + 5.00%), 7/25/25 (e)		904	959,964
Series 2015-C04, Class 1M2
7.492% (LIBOR 1 Month + 5.70%), 4/25/28 (e)		671	744,981
Series 2015-C04, Class 2M2
7.342% (LIBOR 1 Month + 5.55%), 4/25/28 (e)		871	928,848
Series 2016-C01, Class 1M2
8.542% (LIBOR 1 Month + 6.75%), 8/25/28 (e)		1,092	1,215,293
Series 2016-C01, Class 2M2
8.742% (LIBOR 1 Month + 6.95%), 8/25/28 (e)		595	650,516
Series 2016-C02, Class 1M2
7.792% (LIBOR 1 Month + 6.00%), 9/25/28 (e)		1,139	1,252,898
Series 2016-C03, Class 1M1
3.792% (LIBOR 1 Month + 2.00%), 10/25/28 (e)		5	5,234

	Principal Amount (000)		U.S. $ Value
Series 2016-C03, Class 1M2
7.092% (LIBOR 1 Month + 5.30%), 10/25/28 (e)	U.S.$	134	$146,077
Series 2016-C03, Class 2M2
7.692% (LIBOR 1 Month + 5.90%), 10/25/28 (e)		1,518	1,639,516
Series 2016-C04, Class 1M2
6.042% (LIBOR 1 Month + 4.25%), 1/25/29 (e)		331	351,928
Series 2016-C05, Class 2M2
6.242% (LIBOR 1 Month + 4.45%), 1/25/29 (e)		1,315	1,389,012
Series 2016-C07, Class 2M2
6.142% (LIBOR 1 Month + 4.35%), 5/25/29 (e)		231	243,181
Series 2017-C02, Class 2M2
5.442% (LIBOR 1 Month + 3.65%), 9/25/29 (e)		276	290,595
Series 2017-C04, Class 2M2
4.642% (LIBOR 1 Month + 2.85%), 11/25/29 (e)		540	558,435
Series 2018-C01, Class 1M2
4.042% (LIBOR 1 Month + 2.25%), 7/25/30 (e)		350	354,604
Home Re Ltd.
Series 2018-1, Class M1
3.392% (LIBOR 1 Month + 1.60%), 10/25/28 (c)(e)		344	344,069
JP Morgan Madison Avenue Securities Trust
Series 2014-CH1, Class M2
6.042% (LIBOR 1 Month + 4.25%), 11/25/24 (e)(l)		70	76,617
Mortgage Insurance-Linked Notes
Series 2019-1, Class M1
3.674% (LIBOR 1 Month + 1.90%), 11/26/29 (c)(e)		875	878,258
Oaktown Re III Ltd.
Series 2019-1A, Class M1B
3.742% (LIBOR 1 Month + 1.95%), 7/25/29 (c)(e)		474	473,387
PMT Credit Risk Transfer Trust
Series 2019-1R, Class A
3.70% (LIBOR 1 Month + 2.00%), 3/27/24 (e)(l)		824	823,267
Series 2019-2R, Class A
4.45% (LIBOR 1 Month + 2.75%), 5/27/23 (e)(l)		1,042	1,048,377
Series 2019-3R, Class A
4.614% (LIBOR 1 Month + 2.70%), 10/27/22 (e)(l)		426	428,483
Radnor RE Ltd.
Series 2019-1, Class M1B
3.742% (LIBOR 1 Month + 1.95%), 2/25/29 (c)(e)		767	766,293

	Principal Amount (000)		U.S. $ Value
Series 2019-2, Class M1B
3.542% (LIBOR 1 Month + 1.75%), 6/25/29 (c)(e)	U.S.$	1,148	$1,149,430
Wells Fargo Credit Risk Transfer Securities Trust
Series 2015-WF1, Class 1M2
7.042% (LIBOR 1 Month + 5.25%), 11/25/25 (e)(l)		393	441,328
Series 2015-WF1, Class 2M2
7.292% (LIBOR 1 Month + 5.50%), 11/25/25 (e)(l)		122	138,296

			45,706,020

Agency Floating Rate - 0.5%
Federal Home Loan Mortgage Corp. REMICs
Series 4116, Class LS
4.46% (6.20% - LIBOR 1 Month), 10/15/42 (e)(m)		881	188,150
Series 4693, Class SL
4.41% (6.15% - LIBOR 1 Month), 6/15/47 (e)(m)		2,678	547,440
Series 4719, Class JS
4.41% (6.15% - LIBOR 1 Month), 9/15/47 (e)(m)		1,197	200,178
Series 4727, Class SA
4.46% (6.20% - LIBOR 1 Month), 11/15/47 (e)(m)		2,870	542,203
Federal National Mortgage Association REMICs
Series 2011-131, Class ST
4.748% (6.54% - LIBOR 1 Month), 12/25/41 (e)(m)		1,233	267,213
Series 2012-70, Class SA
4.758% (6.55% - LIBOR 1 Month), 7/25/42 (e)(m)		1,628	360,562
Series 2014-17, Class SA
4.258% (6.05% - LIBOR 1 Month), 4/25/44 (e)(m)		3,219	605,752
Series 2014-78, Class SE
4.308% (6.10% - LIBOR 1 Month), 12/25/44 (e)(m)		1,134	216,464
Series 2014-92, Class SX
4.308% (6.10% - LIBOR 1 Month), 1/25/45 (e)(m)		2,899	587,850
Series 2016-77, Class DS
4.208% (6.00% - LIBOR 1 Month), 10/25/46 (e)(m)		2,383	443,211
Series 2017-16, Class SG
4.258% (6.05% - LIBOR 1 Month), 3/25/47 (e)(m)		1,260	239,544
Series 2017-62, Class AS
4.358% (6.15% - LIBOR 1 Month), 8/25/47 (e)(m)		1,239	225,193
Series 2017-81, Class SA
4.408% (6.20% - LIBOR 1 Month), 10/25/47 (e)(m)		1,062	210,099

	Principal Amount (000)		U.S. $ Value
Series 2017-97, Class LS
4.408% (6.20% - LIBOR 1 Month), 12/25/47 (e)(m)	U.S.$	1,922	$423,583
Series 2017-97, Class SW
4.408% (6.20% - LIBOR 1 Month), 12/25/47 (e)(m)		1,020	226,411
Government National Mortgage Association
Series 2017-122, Class SA
4.435% (6.20% - LIBOR 1 Month), 8/20/47 (e)(m)		1,184	225,917
Series 2017-134, Class SE
4.435% (6.20% - LIBOR 1 Month), 9/20/47 (e)(m)		1,144	179,619
Series 2017-65, Class ST
4.385% (6.15% - LIBOR 1 Month), 4/20/47 (e)(m)		1,372	274,385

			5,963,774

Total Collateralized Mortgage Obligations (cost $50,100,853)			51,669,794

ASSET-BACKED SECURITIES - 2.0%
Autos - Fixed Rate - 1.1%
Avis Budget Rental Car Funding AESOP LLC
Series 2018-1A, Class A
3.70%, 9/20/24 (c)		1,240	1,288,728
Series 2018-2A, Class A
4.00%, 3/20/25 (c)		500	528,104
Exeter Automobile Receivables Trust
Series 2016-1A, Class D
8.20%, 2/15/23 (c)		390	402,830
Series 2019-3A, Class B
2.58%, 8/15/23 (c)		550	552,201
Flagship Credit Auto Trust
Series 2016-2, Class D
8.56%, 11/15/23 (c)		330	350,465
Series 2016-4, Class D
3.89%, 11/15/22 (c)		435	442,589
Series 2017-3, Class A
1.88%, 10/15/21 (c)		18	17,613
Series 2017-4, Class A
2.07%, 4/15/22 (c)		28	27,537
Series 2018-3, Class B
3.59%, 12/16/24 (c)		600	609,545
Ford Credit Floorplan Master Owner Trust
Series 2015-2, Class A1
1.98%, 1/15/22		816	815,927
Series 2017-1, Class A1
2.07%, 5/15/22		1,090	1,090,177
Hertz Vehicle Financing II LP
Series 2015-1A, Class A
2.73%, 3/25/21 (c)		1,975	1,977,215
Series 2015-1A, Class B
3.52%, 3/25/21 (c)		131	131,284

	Principal Amount (000)		U.S. $ Value
Series 2015-3A, Class A
2.67%, 9/25/21 (c)	U.S.$	725	$727,010
Series 2017-1A, Class A
2.96%, 10/25/21 (c)		1,395	1,402,135
Series 2018-1A, Class A
3.29%, 2/25/24 (c)		450	460,546
Series 2019-1A, Class A
3.71%, 3/25/23 (c)		1,125	1,154,348
Series 2019-2A, Class A
3.42%, 5/25/25 (c)		530	546,162
Hertz Vehicle Financing LLC
Series 2018-2A, Class A
3.65%, 6/27/22 (c)		500	509,366
Westlake Automobile Receivables Trust
Series 2016-3A, Class E
5.69%, 10/16/23 (c)		350	350,668

			13,384,450

Other ABS - Fixed Rate - 0.6%
CLUB Credit Trust
Series 2017-P2, Class A
2.61%, 1/15/24 (c)		13	13,492
Consumer Loan Underlying Bond Credit Trust
Series 2018-P1, Class A
3.39%, 7/15/25 (c)		90	90,748
Marlette Funding Trust
Series 2017-3A, Class B
3.01%, 12/15/24 (c)		115	115,019
Series 2018-3A, Class A
3.20%, 9/15/28 (c)		141	141,530
Series 2018-4A, Class A
3.71%, 12/15/28 (c)		360	362,627
Series 2019-1A, Class A
3.44%, 4/16/29 (c)		390	393,033
Series 2019-3A, Class A
2.69%, 9/17/29 (c)		894	895,942
Prosper Marketplace Issuance Trust
Series 2019-3A, Class A
3.19%, 7/15/25 (c)		461	463,137
SBA Tower Trust
Series 2014-2A, Class C
3.869%, 10/15/49 (c)		774	805,794
Series 2015-1A, Class C
3.156%, 10/08/20 (c)		538	538,541
SoFi Consumer Loan Program LLC
Series 2016-2, Class A
3.09%, 10/27/25 (c)		50	50,385
Series 2016-3, Class A
3.05%, 12/26/25 (c)		77	76,709
Series 2017-2, Class A
3.28%, 2/25/26 (c)		292	293,565
Series 2017-5, Class A2
2.78%, 9/25/26 (c)		700	702,171

	Principal Amount (000)		U.S. $ Value
Series 2017-6, Class A2
2.82%, 11/25/26 (c)	U.S.$	825	$828,115
SoFi Consumer Loan Program Trust
Series 2018-1, Class B
3.65%, 2/25/27 (c)		277	282,309
Series 2018-3, Class A2
3.67%, 8/25/27 (c)		857	866,668
Series 2019-3, Class A
2.90%, 5/25/28 (c)		457	460,197

			7,379,982

Credit Cards - Fixed Rate - 0.3%
Barclays Dryrock Issuance Trust
Series 2015-1, Class A
2.20%, 12/15/22		1,597	1,597,295
World Financial Network Credit Card Master Trust
Series 2018-A, Class A
3.07%, 12/16/24		1,340	1,354,867
Series 2018-B, Class M
3.81%, 7/15/25		445	455,127
Series 2019-B, Class M
3.04%, 4/15/26		1,065	1,065,103

			4,472,392

Autos - Floating Rate - 0.0%
Ford Credit Floorplan Master Owner Trust A
Series 2015-2, Class A2
2.31% (LIBOR 1 Month + 0.57%), 1/15/22 (e)		210	210,027

Total Asset-Backed Securities (cost $25,136,520)			25,446,851

CORPORATES - NON-INVESTMENT GRADE - 1.9%
Industrial - 1.0%
Basic - 0.1%
Sealed Air Corp.
4.00%, 12/01/27 (c)		348	352,938
Smurfit Kappa Acquisitions ULC
2.875%, 1/15/26 (c)	EUR	530	653,927
WEPA Hygieneprodukte GmbH 2.875%, 12/15/27 (c)		142	164,825

			1,171,690

Capital Goods - 0.1%
TransDigm, Inc.
6.25%, 3/15/26 (c)	U.S.$	864	936,818
Trivium Packaging Finance BV
5.50%, 8/15/26 (c)		325	344,094

			1,280,912

	Principal Amount (000)		U.S. $ Value
Communications - Media - 0.1%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.00%, 3/01/23 (c)	U.S.$	725	$736,578
CSC Holdings LLC
6.75%, 11/15/21		285	306,834
Diamond Sports Group LLC/Diamond Sports Finance Co.
5.375%, 8/15/26 (c)		381	386,010

			1,429,422

Consumer Cyclical - Automotive - 0.1%
Panther BF Aggregator 2 LP/Panther Finance Co., Inc.
4.375%, 5/15/26 (c)	EUR	385	452,463
Tenneco, Inc.
5.00%, 7/15/24 (c)		260	301,680

			754,143

Consumer Cyclical - Other - 0.1%
International Game Technology PLC
6.50%, 2/15/25 (c)	U.S.$	885	995,687

Consumer Non-Cyclical - 0.1%
Grifols SA
1.625%, 2/15/25 (c)	EUR	537	614,466
Spectrum Brands, Inc.
5.75%, 7/15/25	U.S.$	821	859,209

			1,473,675

Energy - 0.1%
Hess Midstream Operations LP
5.625%, 2/15/26 (c)		546	570,483
Sunoco LP/Sunoco Finance Corp.
4.875%, 1/15/23		671	687,258
Transocean Poseidon Ltd.
6.875%, 2/01/27 (c)		375	396,769

			1,654,510

Services - 0.0%
Intertrust Group BV
3.375%, 11/15/25 (c)	EUR	270	318,208

Technology - 0.2%
CommScope, Inc.
5.50%, 3/01/24 (c)	U.S.$	515	537,598
6.00%, 3/01/26 (c)		705	750,162
EMC Corp.
3.375%, 6/01/23		645	658,055

			1,945,815

Transportation - Services - 0.1%
Chicago Parking Meters LLC
4.93%, 12/30/25 (j)(k)		800	884,141

	Principal Amount (000)		U.S. $ Value
Europcar Mobility Group
4.00%, 4/30/26 (c)	EUR	170	$184,492
Loxam SAS
4.25%, 4/15/24 (c)		160	185,660

			1,254,293

			12,278,355

Financial Institutions - 0.9%
Banking - 0.8%
Banco Bilbao Vizcaya Argentaria SA
Series 9
6.50%, 3/05/25 (d)	U.S.$	400	424,164
Banco Santander SA
6.75%, 4/25/22 (c)(d)	EUR	500	618,337
Citigroup, Inc.
5.95%, 1/30/23 (d)	U.S.$	491	520,902
Series O
5.875%, 3/27/20 (d)		270	272,109
Series P
5.95%, 5/15/25 (d)		367	400,489
Series Q
5.95%, 8/15/20 (d)		610	622,224
Credit Suisse Group AG
7.50%, 7/17/23 (c)(d)		1,221	1,338,009
Danske Bank A/S
5.875%, 4/06/22 (c)(d)	EUR	320	384,519
Goldman Sachs Group, Inc. (The)
Series M
5.375%, 5/10/20 (d)	U.S.$	143	144,493
Series P
5.00%, 11/10/22 (d)		490	494,826
Morgan Stanley
Series J
5.55%, 7/15/20 (d)		485	493,575
Royal Bank of Scotland Group PLC
8.625%, 8/15/21 (d)		1,335	1,443,455
Series U
4.265% (LIBOR 3 Month + 2.32%), 9/30/27 (d)(e)		1,300	1,282,203
Standard Chartered PLC
3.446% (LIBOR 3 Month + 1.51%), 1/30/27 (c)(d)(e)		800	689,552
7.50%, 4/02/22 (c)(d)		557	599,471

			9,728,328

Finance - 0.1%
Navient Corp.
6.625%, 7/26/21		1,140	1,205,596

	Principal Amount (000)		U.S. $ Value
REITS - 0.0%
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.
5.75%, 2/01/27 (c)	U.S.$	461	$515,172

			11,449,096

Total Corporates - Non-Investment Grade (cost $22,972,218)			23,727,451

QUASI-SOVEREIGNS - 1.5%
Quasi-Sovereign Bonds - 1.5%
China - 1.2%
China Development Bank
Series 1903
3.30%, 2/01/24	CNY	2,600	372,291
Series 1904
3.68%, 2/26/26		93,500	13,486,393
State Grid Overseas Investment 2014 Ltd.
4.125%, 5/07/24 (c)	U.S.$	951	1,017,273
State Grid Overseas Investment 2016 Ltd.
2.25%, 5/04/20 (c)		700	699,916

			15,575,873

Indonesia - 0.1%
Pertamina Persero PT
6.45%, 5/30/44 (c)		525	675,937
Perusahaan Listrik Negara PT
5.45%, 5/21/28 (c)		618	711,473

			1,387,410

Mexico - 0.1%
Petroleos Mexicanos
6.75%, 9/21/47		588	593,145
6.84%, 1/23/30 (c)		448	479,315

			1,072,460

Saudi Arabia - 0.1%
Saudi Arabian Oil Co.
2.875%, 4/16/24 (c)		440	446,050
3.50%, 4/16/29 (c)		200	207,375

			653,425

Total Quasi-Sovereigns (cost $18,031,667)			18,689,168

COVERED BONDS - 1.2%
Banco de Sabadell SA
0.875%, 11/12/21 (c)	EUR	500	572,863
Commonwealth Bank of Australia
Series E
0.75%, 11/04/21 (c)		610	697,313

	Principal Amount (000)		U.S. $ Value
Credit Suisse AG/Guernsey
1.75%, 1/15/21 (c)	EUR	560	$641,425
Danske Hypotek AB
Series 2312
1.00%, 12/20/23 (c)	SEK	14,000	1,527,955
DNB Boligkreditt AS
3.875%, 6/16/21 (c)	EUR	473	562,870
National Bank of Canada
1.50%, 3/25/21 (c)		461	528,620
Nordea Hypotek AB
Series 5534
1.00%, 9/18/24 (c)	SEK	14,800	1,613,323
Royal Bank of Canada
1.625%, 8/04/20 (c)	EUR	575	652,350
Santander UK PLC
1.625%, 11/26/20 (c)		564	643,413
Skandinaviska Enskilda Banken AB
Series 576
1.00%, 12/20/23 (c)	SEK	14,000	1,527,581
Stadshypotek AB
Series 1588
1.50%, 3/01/24 (c)		14,000	1,558,312
Swedbank Hypotek AB
Series 194
1.00%, 9/18/24 (c)		14,800	1,612,928
Turkiye Vakiflar Bankasi TAO
2.375%, 5/04/21 (c)	EUR	435	491,135
UBS AG/London
1.375%, 4/16/21 (c)		1,105	1,266,313
4.00%, 4/08/22 (c)		495	608,600
Westpac Banking Corp.
Series E
1.50%, 3/24/21 (c)		585	670,736

Total Covered Bonds (cost $15,111,800)			15,175,737

COLLATERALIZED LOAN OBLIGATIONS - 0.7%
CLO - Floating Rate - 0.7%
Black Diamond CLO Ltd.
Series 2016-1A, Class A2AR
3.686% (LIBOR 3 Month + 1.75%), 4/26/31 (c)(e)	U.S.$	250	240,632
Dryden CLO Ltd.
Series 2018-57A, Class A
2.92% (LIBOR 3 Month + 1.01%), 5/15/31 (c)(e)		750	741,884
Goldentree Loan Opportunities Ltd.
Series 2015-11A, Class AR2
3.073% (LIBOR 3 Month + 1.07%), 1/18/31 (c)(e)		354	352,849

	Principal Amount (000)		U.S. $ Value
Greywolf CLO V Ltd.
Series 2015-1A, Class A1R
3.10% (LIBOR 3 Month + 1.16%), 1/27/31 (c)(e)	U.S.$	344	$343,291
Greywolf CLO VI Ltd.
Series 2018-1A, Class A1
2.966% (LIBOR 3 Month + 1.03%), 4/26/31 (c)(e)		250	247,324
Series 2018-1A, Class A2
3.566% (LIBOR 3 Month + 1.63%), 4/26/31 (c)(e)		250	249,265
ICG US CLO Ltd.
Series 2015-1A, Class A1R
3.106% (LIBOR 3 Month + 1.14%), 10/19/28 (c)(e)		570	569,185
Marble Point CLO XI Ltd.
Series 2017-2A, Class A
3.183% (LIBOR 3 Month + 1.18%), 12/18/30 (c)(e)		678	672,070
Octagon Loan Funding Ltd.
Series 2014-1A, Class ARR
3.084% (LIBOR 3 Month + 1.18%), 11/18/31 (c)(e)		461	457,705
OZLM Ltd.
Series 2018-18A, Class A
3.006% (LIBOR 3 Month + 1.02%), 4/15/31 (c)(e)		745	737,683
Series 2018-22A, Class A1
3.072% (LIBOR 3 Month + 1.07%), 1/17/31 (c)(e)		302	297,743
Rockford Tower CLO Ltd.
Series 2017-3A, Class A
3.156% (LIBOR 3 Month + 1.19%), 10/20/30 (c)(e)		668	667,014
Romark CLO III Ltd.
Series 2019-3A, Class A1
3.529% (LIBOR 3 Month + 1.37%), 7/15/32 (c)(e)		650	647,500
Sound Point CLO XIX Ltd.
Series 2018-1A, Class A
3.001% (LIBOR 3 Month + 1.00%), 4/15/31 (c)(e)		1,050	1,034,303
THL Credit Wind River CLO Ltd.
Series 2014-2A, Class AR
3.141% (LIBOR 3 Month + 1.14%), 1/15/31 (c)(e)		722	717,378
Series 2017-4A, Class B
3.349% (LIBOR 3 Month + 1.45%), 11/20/30 (c)(e)		300	296,810

Total Collateralized Loan Obligations (cost $8,341,861)			8,272,636

	Principal Amount (000)		U.S. $ Value
AGENCIES - 0.7%
Agency Debentures - 0.7%
Federal Home Loan Bank
1.875%, 7/07/21	U.S.$	1,210	$1,214,575
2.50%, 2/13/24		585	603,173
Residual Funding Corp. Principal Strip
Zero Coupon, 7/15/20		6,490	6,428,020

Total Agencies (cost $8,149,128)			8,245,768

EMERGING MARKETS - TREASURIES - 0.6%
South Africa – 0.6%
Republic of South Africa Government Bond
Series 2030
8.00%, 1/31/30	ZAR	104,349	6,947,353
Series 2048
8.75%, 2/28/48		4,093	255,893

Total Emerging Markets - Treasuries (cost $6,660,194)			7,203,246

EMERGING MARKETS - SOVEREIGNS - 0.4%
Angola - 0.0%
Angolan Government International Bond
8.00%, 11/26/29 (c)	U.S.$	257	273,705

Bahrain - 0.0%
Bahrain Government International Bond
5.625%, 9/30/31 (c)		490	524,300

Brazil - 0.0%
Brazilian Government International Bond
4.625%, 1/13/28		223	240,004

Costa Rica - 0.0%
Costa Rica Government International Bond
6.125%, 2/19/31 (c)		490	520,472

Dominican Republic - 0.1%
Dominican Republic International Bond
5.95%, 1/25/27 (c)		446	493,248
7.50%, 5/06/21 (c)		253	262,517

			755,765

Egypt - 0.1%
Egypt Government International Bond
6.125%, 1/31/22 (c)		433	449,779
7.50%, 1/31/27 (c)		535	595,689

			1,045,468

Gabon - 0.0%
Gabon Government International Bond
6.375%, 12/12/24 (c)		305	318,820

Nigeria – 0.1%
Nigeria Government International Bond
5.625%, 6/27/22		315	328,190
6.75%, 1/28/21 (c)		305	316,533

			644,723

	Principal Amount (000)		U.S. $ Value
Sri Lanka - 0.1%
Sri Lanka Government International Bond
6.85%, 3/14/24 (c)	U.S.$	310	$314,336
7.85%, 3/14/29 (c)		310	312,873

			627,209

Total Emerging Markets - Sovereigns (cost $4,683,969)			4,950,466

EMERGING MARKETS - CORPORATE BONDS - 0.2%
Industrial - 0.2%
Capital Goods - 0.0%
Odebrecht Finance Ltd.
5.25%, 6/27/29 (c)(n)(o)		215	10,696
7.125%, 6/26/42 (c)(n)(o)		760	34,200

			44,896

Consumer Non-Cyclical - 0.1%
BRF GmbH
4.35%, 9/29/26 (c)		275	283,164
BRF SA
3.95%, 5/22/23 (c)		478	486,813
Minerva Luxembourg SA
6.50%, 9/20/26 (c)		648	689,715

			1,459,692

Transportation - Services - 0.1%
Rumo Luxembourg SARL
5.875%, 1/18/25 (c)		615	657,474
7.375%, 2/09/24 (c)		510	549,365

			1,206,839

			2,711,427

Utility - 0.0%
Electric - 0.0%
Terraform Global Operating LLC
6.125%, 3/01/26 (l)		344	357,712

Total Emerging Markets - Corporate Bonds (cost $3,303,212)			3,069,139

GOVERNMENTS - SOVEREIGN BONDS - 0.2%
Indonesia – 0.1%
Indonesia Government International Bond
5.875%, 1/15/24 (c)		1,205	1,363,909

	Principal Amount (000)		U.S. $ Value
Qatar - 0.1%
Qatar Government International Bond
3.875%, 4/23/23 (c)	U.S.$	750	$791,250

Saudi Arabia - 0.0%
Saudi Government International Bond
3.25%, 10/26/26 (c)		535	552,388

Total Governments - Sovereign Bonds (cost $2,560,384)			2,707,547

SUPRANATIONALS - 0.2%
Supranational - 0.2%
European Financial Stability Facility
0.125%, 10/17/23 (c)	EUR	1,703	1,940,666
European Investment Bank
4.75%, 8/07/24 (c)	AUD	809	651,153

Total Supranationals (cost $2,628,879)			2,591,819

GOVERNMENTS - SOVEREIGN AGENCIES - 0.1%
Canada - 0.1%
Canada Housing Trust No. 1 1.80%, 12/15/24 (c) (cost $1,692,871)	CAD	2,225	1,699,382

LOCAL GOVERNMENTS - PROVINCIAL BONDS - 0.1%
Canada - 0.1%
Province of Manitoba Canada 3.85%, 12/01/21 (cost $1,258,646)		1,220	974,534

	Shares
SHORT-TERM INVESTMENTS - 4.8%
Investment Companies - 3.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.53% (g)(h)(p) (cost $40,681,561)		40,681,561	40,681,561

	Principal Amount (000)
Governments - Treasuries - 1.5%
Japan - 1.5%
Japan Treasury Discount Bill
Series 863
Zero Coupon, 1/20/20	JPY	298,500	2,747,429
Series 869
Zero Coupon, 2/17/20		675,150	6,214,971
Series 874
Zero Coupon, 3/16/20		1,031,600	9,497,309

	Principal Amount (000)		U.S. $ Value
Total Governments - Treasuries (cost $18,457,781)			$18,459,709

U.S. Treasury Bills - 0.1%
U.S. Treasury Bill Zero Coupon, 1/21/20 (cost $989,158)	U.S.	$ 990	989,227

Total Short-Term Investments (cost $60,128,500)			60,130,497

Total Investments - 101.0% (cost $1,209,920,770) (q)			1,265,678,208
Other assets less liabilities – (1.0)%			(12,023,038)

Net Assets - 100.0%			$1,253,655,170

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Yr Canadian Bond Futures	36	March 2020	$3,811,390	$(5,759)
10 Yr Mini Japan Government Bond Futures	123	March 2020	172,271,317	4,845
3 Yr Australian Bond Futures	90	March 2020	7,263,975	(47,330)
Euro Buxl 30 Yr Bond Futures	92	March 2020	20,472,101	(586,719)
Euro STOXX 50 Index Futures	1,797	March 2020	75,165,260	(177,657)
Euro-BOBL Futures	298	March 2020	44,668,044	(152,307)
Euro-Bund Futures	203	March 2020	38,821,441	(460,145)
FTSE 100 Index Futures	122	March 2020	12,118,472	63,689
Mini MSCI Emerging Market Futures	1,051	March 2020	58,866,510	2,420,516
Russell 2000 E-Mini Futures	199	March 2020	16,622,470	336,982
S&P 500 E-Mini Futures	870	March 2020	140,552,850	2,925,887
S&P Mid 400 E-Mini Futures	16	March 2020	3,303,680	73,401
TOPIX Index Futures	285	March 2020	45,141,503	(22,146)
U.S. 10 Yr Ultra Futures	31	March 2020	4,361,797	(44,432)
U.S. Long Bond (CBT) Futures	55	March 2020	8,574,844	(166,201)
U.S. T-Note 2 Yr (CBT) Futures	189	March 2020	40,729,500	(15,475)
U.S. T-Note 5 Yr (CBT) Futures	8	March 2020	948,875	(322)
U.S. T-Note 10 Yr (CBT) Futures	503	March 2020	64,596,203	(355,127)
U.S. Ultra Bond (CBT) Futures	256	March 2020	46,504,000	(1,030,494)
Sold Contracts
10 Yr Australian Bond Futures	164	March 2020	16,452,622	307,200
10 Yr Canadian Bond Futures	94	March 2020	9,951,962	26,938
10 Yr Mini Japan Government Bond Futures	40	March 2020	5,593,116	3,350
Euro Buxl 30 Yr Bond Futures	18	March 2020	4,005,411	126,907
Euro-BOBL Futures	48	March 2020	7,194,853	19,622
Euro-OAT Futures	4	March 2020	730,316	9,149
Hang Seng Index Futures	6	January 2020	1,088,382	(6,671)
Long Gilt Futures	442	March 2020	76,919,458	742,513
S&P/TSX 60 Index Futures	115	March 2020	17,931,693	(53,174)
SPI 200 Futures	16	March 2020	1,853,462	56,391
U.S. 10 Yr Ultra Futures	61	March 2020	8,582,891	117,942
U.S. T-Note 2 Yr (CBT) Futures	124	March 2020	26,722,000	3,735
U.S. T-Note 5 Yr (CBT) Futures	423	March 2020	50,171,766	161,827
U.S. T-Note 10 Yr (CBT) Futures	117	March 2020	15,025,359	120,374
U.S. Ultra Bond (CBT) Futures	2	March 2020	363,313	9,810

				$4,407,119

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	CHF	2,645	USD	2,676	1/10/20	$(57,511)
Bank of America, NA	RUB	242,976	USD	3,780	1/17/20	(131,061)
Bank of America, NA	USD	2,413	RUB	154,866	1/17/20	79,751
Bank of America, NA	ZAR	28,207	USD	1,892	1/23/20	(116,729)
Barclays Bank PLC	NZD	3,326	USD	2,124	1/17/20	(115,279)
Barclays Bank PLC	RUB	57,296	USD	910	1/17/20	(12,565)
Barclays Bank PLC	USD	6,361	NZD	9,960	1/17/20	345,170
Barclays Bank PLC	MYR	2,069	USD	491	2/13/20	(15,430)
BNP Paribas SA	SEK	77,864	USD	8,143	1/08/20	(172,701)
BNP Paribas SA	USD	9,353	NOK	85,469	1/08/20	382,862
BNP Paribas SA	USD	2,892	SEK	28,004	1/08/20	98,970
BNP Paribas SA	PLN	5,923	USD	1,545	1/09/20	(15,802)
BNP Paribas SA	EUR	2,850	PLN	12,212	1/16/20	18,934
BNP Paribas SA	USD	1,358	EUR	1,217	1/16/20	7,647
BNP Paribas SA	USD	3,343	SGD	4,542	1/16/20	34,298
BNP Paribas SA	USD	2,202	NZD	3,330	1/17/20	39,368
BNP Paribas SA	AUD	8,812	USD	6,039	1/23/20	(148,553)
Citibank, NA	BRL	17,433	USD	4,269	1/03/20	(64,806)
Citibank, NA	USD	4,325	BRL	17,433	1/03/20	8,602
Citibank, NA	USD	6,728	NOK	59,925	1/08/20	97,998
Citibank, NA	USD	6,244	SEK	60,154	1/08/20	179,682
Citibank, NA	USD	1,506	PLN	5,922	1/09/20	54,402
Citibank, NA	CHF	1,632	USD	1,650	1/10/20	(36,336)
Citibank, NA	GBP	7,652	USD	10,037	1/10/20	(100,600)
Citibank, NA	USD	3,116	CHF	3,065	1/10/20	51,500
Citibank, NA	EUR	6,047	USD	6,771	1/16/20	(17,640)
Citibank, NA	SGD	4,945	USD	3,632	1/16/20	(45,109)
Citibank, NA	USD	9,371	EUR	8,401	1/16/20	59,530
Citibank, NA	USD	10,854	AUD	15,713	1/23/20	177,608
Citibank, NA	USD	2,219	CAD	2,921	1/23/20	30,523
Citibank, NA	JPY	1,955,000	USD	18,090	1/30/20	74,751
Citibank, NA	USD	3,892	JPY	420,752	1/30/20	(14,796)
Citibank, NA	USD	824	IDR	11,564,844	2/27/20	8,544
Credit Suisse International	BRL	24,161	USD	5,994	1/03/20	(11,921)
Credit Suisse International	USD	5,726	BRL	24,161	1/03/20	280,412
Credit Suisse International	NOK	38,088	USD	4,218	1/08/20	(120,543)
Credit Suisse International	GBP	7,568	USD	9,775	1/10/20	(252,373)
Credit Suisse International	USD	5,729	EUR	5,154	1/16/20	57,867
Goldman Sachs Bank USA	MXN	65,653	USD	3,393	1/07/20	(77,111)
Goldman Sachs Bank USA	SEK	75,292	USD	7,833	1/08/20	(207,590)
Goldman Sachs Bank USA	USD	5,175	GBP	3,963	1/10/20	75,553
Goldman Sachs Bank USA	USD	4,336	EUR	3,900	1/16/20	42,457
Goldman Sachs Bank USA	NZD	9,494	USD	6,231	1/17/20	(161,317)
Goldman Sachs Bank USA	JPY	3,499,293	USD	32,380	1/30/20	133,168
Goldman Sachs Bank USA	JPY	433,179	USD	3,966	1/30/20	(25,585)
Goldman Sachs Bank USA	USD	25,270	JPY	2,730,915	1/30/20	(103,927)
Goldman Sachs Bank USA	MYR	26,425	USD	6,278	2/13/20	(195,636)
HSBC Bank USA	USD	4,752	GBP	3,689	1/10/20	135,616
HSBC Bank USA	EUR	2,896	USD	3,221	1/16/20	(29,821)
HSBC Bank USA	USD	6,331	NZD	9,563	1/17/20	107,204
HSBC Bank USA	USD	929	JPY	101,311	1/30/20	4,980
HSBC Bank USA	USD	1,038	JPY	112,264	1/30/20	(3,200)
JPMorgan Chase Bank, NA	NOK	167,778	USD	18,337	1/08/20	(774,624)
JPMorgan Chase Bank, NA	USD	9,245	NOK	82,943	1/08/20	202,952

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA	USD	14,614	SEK	140,646	1/08/20	$406,369
JPMorgan Chase Bank, NA	CHF	3,203	USD	3,247	1/10/20	(63,121)
JPMorgan Chase Bank, NA	GBP	885	USD	1,138	1/10/20	(34,153)
JPMorgan Chase Bank, NA	NZD	3,810	USD	2,421	1/17/20	(144,222)
JPMorgan Chase Bank, NA	USD	6,393	NZD	9,806	1/17/20	209,630
Morgan Stanley & Co., Inc.	USD	6,108	SEK	58,736	1/08/20	164,357
Morgan Stanley & Co., Inc.	EUR	13,082	USD	14,481	1/16/20	(204,790)
Morgan Stanley & Co., Inc.	USD	8,159	EUR	7,352	1/16/20	94,329
Morgan Stanley & Co., Inc.	AUD	952	USD	647	1/23/20	(21,840)
Morgan Stanley & Co., Inc.	ZAR	57,892	USD	3,883	1/23/20	(239,659)
Morgan Stanley & Co., Inc.	USD	6,051	JPY	660,117	1/30/20	32,200
Morgan Stanley & Co., Inc.	MYR	5,440	USD	1,292	2/13/20	(40,880)
Natwest Markets PLC	EUR	92,713	USD	102,192	1/16/20	(1,887,817)
Royal Bank of Canada	NZD	6,150	USD	3,920	1/17/20	(221,020)
Standard Chartered Bank	CHF	3,580	USD	3,654	1/10/20	(45,780)
Standard Chartered Bank	GBP	10,931	USD	14,089	1/10/20	(392,842)
Standard Chartered Bank	USD	5,180	GBP	3,985	1/10/20	98,481
Standard Chartered Bank	EUR	5,257	USD	5,845	1/16/20	(57,162)
Standard Chartered Bank	USD	4,669	EUR	4,193	1/16/20	38,264
State Street Bank & Trust Co.	USD	123	MXN	2,357	1/07/20	1,484
State Street Bank & Trust Co.	USD	1,752	SEK	16,850	1/08/20	47,104
State Street Bank & Trust Co.	GBP	121	USD	162	1/10/20	1,224
State Street Bank & Trust Co.	GBP	894	USD	1,155	1/10/20	(28,514)
State Street Bank & Trust Co.	USD	610	GBP	473	1/10/20	16,783
State Street Bank & Trust Co.	EUR	104	USD	117	1/16/20	44
State Street Bank & Trust Co.	EUR	7,659	USD	8,489	1/16/20	(110,627)
State Street Bank & Trust Co.	USD	1,625	EUR	1,461	1/16/20	15,041
State Street Bank & Trust Co.	USD	299	SGD	407	1/16/20	3,673
State Street Bank & Trust Co.	USD	129	CAD	171	1/23/20	3,011
State Street Bank & Trust Co.	ZAR	12,254	USD	834	1/23/20	(38,563)
State Street Bank & Trust Co.	JPY	716,492	USD	6,635	1/30/20	32,464
State Street Bank & Trust Co.	MYR	13,997	USD	3,335	2/13/20	(93,695)
State Street Bank & Trust Co.	CNY	97,841	USD	13,968	2/20/20	(67,695)
UBS AG	BRL	6,726	USD	1,649	1/03/20	(22,672)
UBS AG	USD	1,669	BRL	6,726	1/03/20	3,318
UBS AG	SEK	71,879	USD	7,401	1/08/20	(275,053)
UBS AG	USD	3,017	CHF	2,957	1/10/20	39,752
UBS AG	USD	9,671	GBP	7,568	1/10/20	356,352
UBS AG	USD	13,311	EUR	12,037	1/16/20	201,416
UBS AG	CAD	3,716	USD	2,797	1/23/20	(65,764)
UBS AG	USD	2,207	CAD	2,932	1/23/20	51,889
UBS AG	USD	1,647	BRL	6,726	2/04/20	23,175

						$(2,453,726)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
CDX-NAHY Series 33, 5 Year Index, 12/20/24*	(5.00)%	Quarterly	2.80%	USD	10	$(971)	$(674)	$(297)
CDX-NAIG Series 32, 5 Year Index, 6/20/24*	(1.00)	Quarterly	0.39	USD	8,290	(219,045)	(135,458)	(83,587)
iTraxx-Australia Series 32, 5 Year Index, 12/20/24*	(1.00)	Quarterly	0.47	USD	7,400	(189,409)	(119,399)	(70,010)

						$(409,425)	$(255,531)	$(153,894)

*	Termination date

CENTRALLY CLEARED INFLATION (CPI) SWAPS

		Rate Type
Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation/ (Depreciation)
USD 5,000	7/15/22	1.484%	CPI	#	Maturity	$43,478	$	– 0	–	$43,478

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation/ (Depreciation)
USD	4,550	4/02/21	2.403%	3 Month LIBOR	Semi-Annual/Quarterly	$(40,358)	$	– 0	–	$(40,358)
USD	1,220	4/18/21	2.508%	3 Month LIBOR	Semi-Annual/Quarterly	(12,951)		– 0	–	(12,951)
USD	12,270	5/24/21	2.288%	3 Month LIBOR	Semi-Annual/Quarterly	(97,750)		– 0	–	(97,750)
CAD	46,650	8/27/21	3 Month CDOR	1.623%	Semi-Annual/Semi-Annual	(257,384)		262		(257,646)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/Received	Market Value	Upfront Premiums Paid (Received)		Unrealized Appreciation/ (Depreciation)
CAD	13,360	5/22/24	3 Month CDOR	1.980%	Semi-Annual/Semi-Annual	$(27,618)	$9		$(27,627)
USD	5,030	5/24/24	2.200%	3 Month LIBOR	Semi-Annual/Quarterly	(104,669)	– 0	–	(104,669)
SEK	204,850	8/30/24	3 Month STIBOR	(0.165)%	Quarterly/Annual	(549,933)	55		(549,988)
USD	610	4/21/25	1.972%	3 Month LIBOR	Semi-Annual/Quarterly	(7,070)	– 0	–	(7,070)
USD	370	6/09/25	2.470%	3 Month LIBOR	Semi-Annual/Quarterly	(14,098)	– 0	–	(14,098)
USD	484	8/04/25	2.285%	3 Month LIBOR	Semi-Annual/Quarterly	(16,860)	– 0	–	(16,860)
USD	1,990	4/27/26	1.773%	3 Month LIBOR	Semi-Annual/Quarterly	862	– 0	–	862
USD	840	10/04/26	1.459%	3 Month LIBOR	Semi-Annual/Quarterly	19,056	45,701		(26,645)
USD	420	11/08/26	1.657%	3 Month LIBOR	Semi-Annual/Quarterly	3,878	– 0	–	3,878
USD	420	11/09/26	1.672%	3 Month LIBOR	Semi-Annual/Quarterly	3,439	– 0	–	3,439
USD	1,040	4/04/27	2.436%	3 Month LIBOR	Semi-Annual/Quarterly	(45,042)	(10,465)		(34,577)
USD	580	4/26/27	2.287%	3 Month LIBOR	Semi-Annual/Quarterly	(19,042)	21		(19,063)
USD	6,030	7/20/27	2.227%	3 Month LIBOR	Semi-Annual/Quarterly	(207,235)	29,352		(236,587)
USD	1,360	9/27/29	1.593%	3 Month LIBOR	Semi-Annual/Quarterly	32,337	– 0	–	32,337
JPY	1,950,230	12/13/29	6 Month LIBOR	0.080%	Semi-Annual/Semi-Annual	(76,348)	– 0	–	(76,348)
USD	3,380	12/13/29	1.764%	3 Month LIBOR	Semi-Annual/Quarterly	44,497	– 0	–	44,497
USD	1,010	11/10/35	2.613%	3 Month LIBOR	Semi-Annual/Quarterly	(83,551)	– 0	–	(83,551)
USD	5,840	9/10/48	2.980%	3 Month LIBOR	Semi-Annual/Quarterly	(1,204,531)	– 0	–	(1,204,531)

						$(2,660,371)	$64,935		$(2,725,306)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 9, 9/17/58*	(3.00)%	Monthly	3.12%	USD	286	$1,547	$19,966	$(18,419)
CDX-CMBX.NA.BBB- Series 9, 9/17/58*	(3.00)	Monthly	3.12	USD	302	1,634	20,621	(18,987)
CDX-CMBX.NA.BBB- Series 9, 9/17/58*	(3.00)	Monthly	3.12	USD	302	1,634	20,621	(18,987)
CDX-CMBX.NA.BBB- Series 9, 9/17/58*	(3.00)	Monthly	3.12	USD	609	3,293	48,631	(45,338)
CDX-CMBX.NA.BBB- Series 9, 9/17/58*	(3.00)	Monthly	3.12	USD	1,219	6,593	88,531	(81,938)
CDX-CMBX.NA.BBB- Series 9, 9/17/58*	(3.00)	Monthly	3.12	USD	1,220	6,598	91,727	(85,129)
CDX-CMBX.NA.BBB- Series 9, 9/17/58*	(3.00)	Monthly	3.12	USD	1,502	8,122	105,402	(97,280)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	Monthly	9.98	USD	1,572	(176,445)	(253,332)	76,887
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	Monthly	9.98	USD	339	(38,051)	(52,970)	14,919
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	Monthly	9.98	USD	177	(19,867)	(28,709)	8,842
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	Monthly	9.98	USD	172	(19,306)	(26,563)	7,257
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	Monthly	9.98	USD	31	(3,484)	(4,958)	1,474
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	Monthly	9.98	USD	20	(2,245)	(3,211)	966
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	1,219	(61,691)	(136,401)	74,710

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	5.13%	USD	1,156	$(58,504)	$(123,846)	$65,342
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	906	(45,851)	(97,558)	51,707
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	843	(42,662)	(94,328)	51,666
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	844	(42,712)	(92,585)	49,873
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	453	(22,889)	(69,507)	46,618
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	595	(30,161)	(71,713)	41,552
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	610	(30,871)	(69,798)	38,927
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	418	(21,155)	(53,007)	31,852
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	279	(14,098)	(41,558)	27,460
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	422	(21,357)	(48,287)	26,930
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	294	(14,879)	(38,510)	23,631
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	298	(15,082)	(37,790)	22,708
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	273	(13,794)	(36,187)	22,393
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	256	(12,956)	(32,464)	19,508
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	335	(16,954)	(36,027)	19,073
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	200	(10,105)	(27,140)	17,035

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	5.13%	USD	178	$(9,023)	$(21,454)	$12,431
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	63	(3,183)	(10,142)	6,959
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	136	(6,870)	(13,825)	6,955
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	61	(3,087)	(7,852)	4,765
Credit Suisse International
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	1.41	USD	6,118	96,868	(115,591)	212,459
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	1.41	USD	370	5,879	(8,224)	14,103
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	570	(28,795)	(84,349)	55,554
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	301	(15,207)	(44,631)	29,424
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	673	(34,001)	(43,514)	9,513
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	198	(10,002)	(13,682)	3,680
Deutsche Bank AG
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	2,000	(101,033)	(204,767)	103,734
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	663	(33,502)	(54,506)	21,004
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	357	(18,039)	(38,440)	20,401
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	218	(11,014)	(27,456)	16,442
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	243	(12,279)	(27,770)	15,491
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	242	(12,227)	(27,667)	15,440

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	5.13%	USD	257	$(12,983)	$(18,003)	$5,020
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	35	(1,769)	(4,101)	2,332
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	36	(1,818)	(2,065)	247
Goldman Sachs International
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	1.41	USD	265	4,196	(1,500)	5,696
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	779	(39,364)	(103,226)	63,862
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	483	(24,405)	(80,038)	55,633
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	496	(25,060)	(76,205)	51,145
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	345	(17,432)	(56,359)	38,927
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	353	(17,834)	(48,017)	30,183
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	940	(47,491)	(74,795)	27,304
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	700	(35,362)	(53,486)	18,124
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	239	(12,077)	(25,450)	13,373
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	150	(7,591)	(19,227)	11,636
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	209	(10,558)	(18,051)	7,493
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	69	(3,486)	(7,445)	3,959
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	20	(1,010)	(3,036)	2,026

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	5.13%	USD	35	$(1,768)	$(3,455)	$1,687
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	35	(1,769)	(3,193)	1,424
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	18	(909)	(1,612)	703
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	1,128	(56,983)	(55,136)	(1,847)
JPMorgan Securities, LLC
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	2,473	(124,927)	(207,713)	82,786
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	637	(32,186)	(78,079)	45,893
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	220	(11,116)	(27,204)	16,088
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	103	(5,204)	(13,137)	7,933
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	165	(8,337)	(16,045)	7,708
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	40	(2,024)	(3,901)	1,877
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	39	(1,971)	(3,803)	1,832
Morgan Stanley & Co. International PLC
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	1.41	USD	22	348	(408)	756
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	2,027	(102,397)	(169,069)	66,672
Morgan Stanley Capital Services LLC
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	272	(13,740)	(19,170)	5,430

						$(1,518,240)	$(3,017,749)	$1,499,509

*	Termination date

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	2,350	1/15/21	1.490%	CPI	#	Maturity	$36,591	$	– 0 –	$36,591

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

(a)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(b)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2019, the aggregate market value of these securities amounted to $260,330,401 or 20.8% of net assets.

(d)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(e)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at December 31, 2019.
(f)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(g)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(h)	Affiliated investments.
(i)	IO - Interest Only.
(j)	Fair valued by the Adviser.
(k)	Illiquid security.
(l)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.29% of net assets as of December 31, 2019, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
JP Morgan Madison Avenue Securities Trust Series 2014-CH1, Class M2
6.042%, 11/25/24	11/06/15	$69,558	$76,617	0.01%
Morgan Stanley Capital I Trust Series 2015-XLF2, Class SNMA
3.69%, 11/15/26	11/16/15	245,341	245,051	0.02%
PMT Credit Risk Transfer Trust Series 2019-1R, Class A
3.70%, 3/27/24	6/07/19	824,018	823,267	0.07%
PMT Credit Risk Transfer Trust Series 2019-2R, Class A
4.55%, 5/27/23	6/07/19	1,041,881	1,048,377	0.08%
PMT Credit Risk Transfer Trust Series 2019-3R, Class A
4.614%, 10/27/22	10/11/19	426,489	428,483	0.03%
Terraform Global Operating LLC
6.125%, 3/01/26	2/08/18	344,000	357,712	0.03%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2
7.042%, 11/25/25	9/28/15	393,292	441,328	0.04%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 2M2
7.292%, 11/25/25	9/28/15	121,677	138,296	0.01%

(m)	Inverse interest only security.
(n)	Non-income producing security.
(o)	Defaulted.
(p)	The rate shown represents the 7-day yield as of period end.
(q)

As of December 31, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $75,384,216 and gross unrealized depreciation of investments was $(18,973,007), resulting in net unrealized appreciation of $56,411,209.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CNY	-	Chinese Yuan Renminbi
EUR	-	Euro
GBP	-	Great British Pound
IDR	-	Indonesian Rupiah
JPY	-	Japanese Yen
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

ABS	-	Asset-Backed Securities
BOBL	-	Bundesobligationen
CBT	-	Chicago Board of Trade
CDOR	-	Canadian Dealer Offered Rate
CDX-CMBX.NA	-	North American Commercial Mortgage-Backed Index
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
CLO	-	Collateralized Loan Obligations
CMBS	-	Commercial Mortgage-Backed Securities
CPI	-	Consumer Price Index
EAFE	-	Europe, Australia, and Far East
ETF	-	Exchange Traded Fund
FTSE	-	Financial Times Stock Exchange
LIBOR	-	London Interbank Offered Rates
MSCI	-	Morgan Stanley Capital International
OAT	-	Obligations Assimilables du Trésor
REIT	-	Real Estate Investment Trust
REMICs	-	Real Estate Mortgage Investment Conduits
SPDR	-	Standard & Poor’s Depository Receipt
SPI	-	Share Price Index
STIBOR	-	Stockholm Interbank Offered Rate
TBA	-	To Be Announced
TIPS	-	Treasury Inflation Protected Security
TOPIX	-	Tokyo Price Index
TSX	-	Toronto Stock Exchange

Sanford C. Bernstein Fund, Inc.

Overlay B Portfolio

December 31, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2019:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Inflation-Linked Securities	$	– 0	–	$349,519,796		$	– 0	–	$349,519,796
Corporates - Investment Grade		– 0	–	197,269,152			– 0	–	197,269,152
Governments - Treasuries		– 0	–	185,763,945			– 0	–	185,763,945
Investment Companies		149,844,596		– 0	–		– 0	–	149,844,596
Mortgage Pass-Throughs		– 0	–	90,146,340			– 0	–	90,146,340
Commercial Mortgage-Backed Securities		– 0	–	58,580,344			– 0	–	58,580,344
Collateralized Mortgage Obligations		– 0	–	51,669,794			– 0	–	51,669,794
Asset-Backed Securities		– 0	–	25,446,851			– 0	–	25,446,851

Investments in Securities:	Level 1			Level 2		Level 3			Total
Corporates - Non-Investment Grade	$	– 0	–	$23,727,451		$	– 0	–	$23,727,451
Quasi-Sovereigns		– 0	–	18,689,168			– 0	–	18,689,168
Covered Bonds		– 0	–	15,175,737			– 0	–	15,175,737
Collateralized Loan Obligations		– 0	–	8,272,636			– 0	–	8,272,636
Agencies		– 0	–	8,245,768			– 0	–	8,245,768
Emerging Markets - Treasuries		– 0	–	7,203,246			– 0	–	7,203,246
Emerging Markets - Sovereigns		– 0	–	4,950,466			– 0	–	4,950,466
Emerging Markets - Corporate Bonds		– 0	–	3,069,139			– 0	–	3,069,139
Governments - Sovereign Bonds		– 0	–	2,707,547			– 0	–	2,707,547
Supranationals		– 0	–	2,591,819			– 0	–	2,591,819
Governments - Sovereign Agencies		– 0	–	1,699,382			– 0	–	1,699,382
Local Governments - Provincial Bonds		– 0	–	974,534			– 0	–	974,534
Short-Term Investments:
Investment Companies		40,681,561		– 0	–		– 0	–	40,681,561
Governments - Treasuries		– 0	–	18,459,709			– 0	–	18,459,709
U.S. Treasury Bills		– 0	–	989,227			– 0	–	989,227

Total Investments in Securities		190,526,157		1,075,152,051			– 0	–	1,265,678,208
Other Financial Instruments (a):
Assets:
Futures		7,410,998		120,080			– 0	–	7,531,078
Forward Currency Exchange Contracts		– 0	–	4,630,709			– 0	–	4,630,709
Centrally Cleared Inflation (CPI) Swaps		– 0	–	43,478			– 0	–	43,478
Centrally Cleared Interest Rate Swaps		– 0	–	104,069			– 0	–	104,069
Credit Default Swaps		– 0	–	136,712			– 0	–	136,712
Inflation (CPI) Swaps		– 0	–	36,591			– 0	–	36,591
Liabilities:
Futures		(2,917,485)		(206,474)			– 0	–	(3,123,959)
Forward Currency Exchange Contracts		– 0	–	(7,084,435)			– 0	–	(7,084,435)
Centrally Cleared Credit Default Swaps		– 0	–	(409,425)			– 0	–	(409,425)
Centrally Cleared Interest Rate Swaps		– 0	–	(2,764,440)			– 0	–	(2,764,440)
Credit Default Swaps		– 0	–	(1,654,952)			– 0	–	(1,654,952)

Total		$195,019,670		$1,068,103,964		$	– 0	–	$1,263,123,634 (b)

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(b)

Amounts of $8,773,925 and $8,281,943 for Asset-Backed Securities and Collateralized Loan Obligations, respectively, were transferred out of Level 3 into Level 2 as improved transparency of price inputs received from pricing vendors has increased the observability during the reporting period.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended December 31, 2019 is as follows:

												Distributions
Affiliated Issuer	Market Value 9/30/19 (000)	Purchases at Cost (000)	Sales Proceeds (000)			Realized Gain (Loss) (000)			Change in Unrealized Appr./ (Depr.) (000)		Market Value 12/31/19 (000)	Dividend Income (000)	Realized Gains (000)
AB All Market Real Return Portfolio	$40,592	$883	$	– 0	–	$	– 0	–	$1,574		$43,049	$883	$	– 0	–
Government Money Market Portfolio	48,267	80,302		87,887			– 0	–	– 0	–	40,682	200		– 0	–

Total	$88,859	$81,185		$87,887		$	– 0	–	$1,574		$83,731	$1,083	$	– 0	–